SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   35   (File No. 2-86637)                    [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   36       (File No. 811-3848)                              [X]
              --------


AXP EXTRA INCOME FUND, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 Marquette Ave. So., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
     [ ] immediately  upon filing  pursuant to paragraph  (b)
     [X] on July 30, 2002 pursuant to  paragraph  (b)
     [ ] 60 days after  filing,  pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to  paragraph  (a)(1)
     [ ] 75 days after filing pursuant to paragraph  (a)(2)
     [ ] on (date)  pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP Extra Income Fund, a series of the Registrant, has adopted a master/feeder operating structure. This Post-Effective Amendment includes a signature page for Income Trust, the master fund.

                                                                          AXP(R)
                                                                    Extra Income
                                                                            Fund


                                                                      PROSPECTUS
                                                                   JULY 30, 2002


American
  Express(R)
 Funds

(icon of) clock

AXP Extra Income Fund seeks to provide
shareholders with high current
income as its primary goal and, as
its secondary goal, capital growth.

Please note that this Fund:

o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                                   3p
Goal                                                       3p
Principal Investment Strategies                            3p
Principal Risks                                            4p
Past Performance                                           5p
Fees and Expenses                                          7p

Investment Manager                                         8p
Other Securities and
  Investment Strategies                                    9p

Buying and Selling Shares                                  9p
Valuing Fund Shares                                        9p
Investment Options                                         9p
Purchasing Shares                                         11p
Transactions Through American Express
 Brokerage or Third Parties                               13p
Sales Charges                                             13p
Exchanging/Selling Shares                                 16p

Distributions and Taxes                                   18p
Master/Feeder Structure                                   20p
Financial Highlights                                      21p


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2p  AXP EXTRA INCOME FUND -- PROSPECTUS

The Fund

GOAL
AXP Extra Income Fund (the Fund) seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving these goals cannot be guaranteed.

The Fund seeks to achieve its goals by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments.


The selection of debt obligations is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o    Reviewing interest rate and economic  forecasts.
o    Identifying securities and/or companies that:

     --   have medium and low quality ratings,
     -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,
     --   have growth potential,
     -- have the potential to increase in value as their credit ratings improve.

o Buying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments). AEFC believes that credit selection is a primary concern and aggressively manages the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the interest rate or economic outlook changes,
     --   a sector or industry is experiencing change,
     --   a security's rating is changed,
     --   the security is overvalued relative to alternative investments,
     --   the company does not meet AEFC's performance expectations,
     --   AEFC wishes to lock-in profits,
     --   AEFC identifies a more attractive opportunity, and

     -- the issuer or the security continues to meet the other standards described above.


During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


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3p  AXP EXTRA INCOME FUND -- PROSPECTUS

PRINCIPAL RISKS
This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

        Market Risk
        Interest Rate Risk
        Credit Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

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4p  AXP EXTRA INCOME FUND -- PROSPECTUS

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and
o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Class A Performance (based on calendar years)
(bar chart)

+19.82% +20.68% -7.80% +21.76% +14.28% +13.00%  -4.78%  +7.06%  -10.31%  +4.80%
 1992    1993    1994    1995    1996    1997    1998    1999     2000     2001

During the period shown in the bar chart, the highest return for a calendar quarter was +10.55% (quarter ending March 1992) and the lowest return for a calendar quarter was -9.76% (quarter ending September 1998).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's Class A year to date return as of March 31, 2002 was -0.15%.


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5p  AXP EXTRA INCOME FUND -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2001)
                                                                             Since         Since
                                                1 year  5 years 10 years inception (B&Y) inception (C)
Extra Income:
   Class A
      Return before taxes                       -0.19%   +0.62%  +6.70%         N/A          N/A
      Return after taxes on distributions       -4.43%   -3.33%  +2.68%         N/A          N/A
      Return after taxes on distributions
      and sale of fund shares                   -0.13%   -1.35%  +3.48%         N/A          N/A
   Class B
      Return before taxes                       +0.24%   +0.70%    N/A        +4.56%(a)      N/A
   Class C
      Return before taxes                       +4.05%     N/A     N/A          N/A        -2.70%(c)
   Class Y
      Return before taxes                       +4.96%   +1.73%    N/A        +5.49%(a)      N/A
Merrill Lynch High Yield Bond Index             +6.20%   +3.95%  +8.26%       +6.45%(b)    +2.26%(d)
Lipper High Yield Funds Index                   -1.04%   +1.15%  +6.73%       +4.42%(b)    -6.03%(d)


(a) Inception date was March 20, 1995.
(b) Measurement period started April 1, 1995.


(c) Inception date was June 26, 2000.
(d) Measurement period started July 1, 2000.

Before-Tax Returns
This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns
After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rate (currently 39.1%) and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) results in a higher return.


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6p  AXP EXTRA INCOME FUND -- PROSPECTUS

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Merrill Lynch High Yield Bond Index, an unmanaged index, provides a broad-based measure of performance of non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.


The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                            Class A     Class B     Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                         4.75%(b)      none       none       none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none          5%        1%(c)      none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets: Class A  Class B  Class C  Class Y

Management fees                               0.57%    0.57%    0.57%    0.57%
Distribution (12b-1) fees                     0.25%    1.00%    1.00%    0.00%
Other expenses(e)                             0.21%    0.22%    0.22%    0.30%
Total                                         1.03%    1.79%    1.79%    0.87%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."
(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.
(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management."

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

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7p  AXP EXTRA INCOME FUND -- PROSPECTUS

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                        1 year       3 years       5 years          10 years

Class A(a)               $575         $787         $1,017            $1,679
Class B(b)               $582         $864         $1,071            $1,909(d)
Class B(c)               $182         $564         $  971            $1,909(d)
Class C                  $182         $564         $  971            $2,110
Class Y                  $ 89         $278         $  483            $1,077


(a)  Includes a 4.75% sales charge.
(b) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
(c)  Assumes you did not sell your Class B shares at the end of the period.
(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


INVESTMENT MANAGER

The Fund's assets are invested in High Yield Portfolio (the Portfolio), which is managed by AEFC.


Scott Schroepfer, senior portfolio manager, joined AEFC in 1990. He serves as co-portfolio manager and has managed the assets of the Fund since March 1999. He is also co-portfolio manager of AXP Variable Portfolio - Extra Income Fund.

Brian Lavin became co-portfolio manager of the Fund in August 2001. Brian had eight years of investment industry experience prior to joining AEFC as an analyst in April 1994, covering several industries including general industrials, financial services, publishing and health care. He also serves as co-portfolio manager of AXP Variable Portfolio - Extra Income Fund.

The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.57% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, MN 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


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8p  AXP EXTRA INCOME FUND -- PROSPECTUS

The Fund has applied for an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If the order is granted and shareholder approval is received, the Fund will be able to add or change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance the order will be granted and shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES
There  are  other  securities  in  which  the Fund may  invest,  and  investment strategies that the Fund may employ, but are not principal investment strategies. The Fund may invest in other instruments, such as money market securities, convertible securities, preferred stocks, derivatives (such as futures, options and forward contracts), and common stocks.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.


Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B, Class C and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

Investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of those investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

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9p  AXP EXTRA INCOME FUND -- PROSPECTUS

Investment options summary


The Fund offers four different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                Class A          Class B         Class C        Class Y
--------------- ---------------- --------------- -------------- ----------------
Availability    Available to     Available to    Available to   Limited to
                all investors.   all investors.  all            qualifying
                                                 investors.     institutional
                                                                investors.
--------------- ---------------- --------------- -------------- ----------------
Initial Sales   Yes. Payable     No. Entire      No. Entire     No. Entire
Charge          at time of       purchase        purchase       purchase price
                purchase.        price is        price is       is invested in
                Lower sales      invested in     invested in    shares of the
                charge for       shares of the   shares of      Fund.
                larger           Fund.           the Fund.
                investments.
--------------- ---------------- --------------- -------------- ----------------
Deferred        On purchases     Maximum 5%      1% CDSC        None.
Sales Charge    over $500,000,   CDSC during     applies if
                1% CDSC          the first       you sell
                applies if you   year            your shares
                sell your        decreasing to   less than
                shares less      0% after six    one year
                than one year    years.          after
                after purchase.                  purchase.
--------------- ---------------- --------------- -------------- ----------------
Distribution    Yes.* 0.25%      Yes. * 1.00%    Yes. * 1.00%   Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ---------------- --------------- -------------- ----------------
Conversion to   N/A              Yes,            No.            No.
Class A                          automatically
                                 in ninth
                                 calendar year
                                 of ownership.
--------------- ---------------- --------------- -------------- ----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?
If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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10p  AXP EXTRA INCOME FUND -- PROSPECTUS

PURCHASING SHARES
To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN
------------------------------------ ----------------------------------------
For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ ----------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ ----------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ ----------------------------------------
A revocable living trust             The grantor-trustee (the person who puts
                                     the  money  into the trust)
------------------------------------ ----------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the
                                     account title)
------------------------------------ ----------------------------------------
Sole proprietorship                  The owner
------------------------------------ ----------------------------------------
Partnership                          The partnership
------------------------------------ ----------------------------------------
Corporate                            The corporation
------------------------------------ ----------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ ----------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/).


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11p  AXP EXTRA INCOME FUND -- PROSPECTUS

Three ways to invest


1 By mail


Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $300
Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.


2 By scheduled investment plan


Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,
o  bank authorization,
o  direct deposit of Social Security check, or
o  other plan approved by the Fund.

Minimum amounts
Initial investment:         $100
Additional investments:     $50 per payment for qualified accounts;
                            $100 per payment for nonqualified accounts
Account balances:           none (on a scheduled investment plan with
                            monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.


3 By wire or electronic funds transfer


If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN  55479
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment:      $1,000

--------------------------------------------------------------------------------
12p  AXP EXTRA INCOME FUND -- PROSPECTUS

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES
You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                   Sales charge as percentage of:
Total market value       Public offering price*        Net amount invested
Up to $49,999                     4.75%                       4.99%
$50,000-$99,999                   4.50                        4.71
$100,000-$249,999                 3.75                        3.90
$250,000-$499,999                 2.50                        2.56
$500,000-$999,999                 2.00**                      2.04**
$1,000,000 or more                0.00                        0.00

 * Offering price includes the sales charge.

** The sales charge will be waived until Dec. 31, 2002.


The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:

o    your current investment in this Fund,
o    your previous investment in this Fund, and
o investments you and your primary household group have made in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.


Other Class A sales charge policies


o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and


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13p  AXP EXTRA INCOME FUND -- PROSPECTUS

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares
Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.
o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.
o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.
o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million in American Express mutual funds. Until Dec. 31, 2002, the sales charge does not apply to shareholders who have at least $500,000 in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or
     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     -- with dividend or capital gain  distributions  from this Fund or from the same class of another American Express mutual fund, -- through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,
     -- within the University of Texas System ORP,
     -- within  a  segregated  separate  account  offered  by  Nationwide  Life
        Insurance Company or Nationwide Life and Annuity Insurance Company,

--------------------------------------------------------------------------------
14p  AXP EXTRA INCOME FUND -- PROSPECTUS

     -- within the University of Massachusetts After-Tax Savings Program, or
     -- through or under a subsidiary of AEFC offering  Personal Trust Services'
        Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative
For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:     The CDSC percentage rate is:
First year                                      5%
Second year                                     4%
Third year                                      4%
Fourth year                                     3%
Fifth year                                      2%
Sixth year                                      1%
Seventh year                                    0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Waivers of the sales charge for Class B and Class C shares
The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,
o    held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     -- at least 59 1/2 years old AND


--------------------------------------------------------------------------------
15p  AXP EXTRA INCOME FUND -- PROSPECTUS

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
     -- selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES
Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o    Once we receive your exchange request, you cannot cancel it.
o Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

Selling Shares
You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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16p  AXP EXTRA INCOME FUND -- PROSPECTUS

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

Two ways to request an exchange or sale of shares


1 By letter


Include in your letter:

o    the name of the fund(s),
o    the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o    your Social Security number or Employer Identification number,
o    the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s), (All signatures may be required. Contact AECSC for more information.)

o    for sales, indicate how you want your money delivered to you, and
o    any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


2 By telephone


American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

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17p  AXP EXTRA INCOME FUND -- PROSPECTUS

Four ways to receive payment when you sell shares

1 By regular or express mail


o    Mailed to the address on record.
o    Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o    Minimum redemption: $100.
o    Funds are deposited electronically into your bank account.
o    No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o    Allow two to five business days from request to deposit.
o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

3 By wire

o    Minimum redemption: $1,000.
o    Funds are wired electronically into your bank account.
o    Applicable wire charges will vary depending on service provided.
o Bank account must be in the same ownership as the American Express mutual fund account.
o    Allow one to two business days from request to deposit for domestic wires.
o    Pre-authorization  required.  For  instructions,   contact  your  financial
     advisor or AECSC.

4 By scheduled payout plan


o    Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

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18p  AXP EXTRA INCOME FUND -- PROSPECTUS

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or
o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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19p  AXP EXTRA INCOME FUND -- PROSPECTUS

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.


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20p  AXP EXTRA INCOME FUND -- PROSPECTUS

Financial Highlights


Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                                      2002      2001       2000    1999      1998
Net asset value, beginning of period                                            $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                                      .25       .38        .39     .40       .40
Net gains (losses) (both realized and unrealized)                                (.38)     (.41)      (.49)   (.58)      .17
Total from investment operations                                                 (.13)     (.03)      (.10)   (.18)      .57
Less distributions:
Dividends from net investment income                                             (.24)     (.38)      (.39)   (.43)     (.38)
Tax return of capital                                                            (.05)       --         --      --        --
Total distributions                                                              (.29)     (.38)      (.39)   (.43)     (.38)
Net asset value, end of period                                                  $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                                        $1,681    $1,898     $2,224  $2,814    $3,112
Ratio of expenses to average daily net assets(c)                                1.03%     1.04%       .99%    .91%      .89%
Ratio of net investment income (loss)
   to average daily net assets                                                  8.73%    11.54%     10.32%   9.86%     8.90%
Portfolio turnover rate (excluding short-term
   securities)                                                                   125%       76%        44%     47%       81%
Total return(e)                                                                (4.31%)    (.94%)    (2.78%) (3.67%)   13.24%

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                                      2002      2001       2000    1999      1998
Net asset value, beginning of period                                            $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                                      .23       .35        .36     .37       .37
Net gains (losses) (both realized and unrealized)                                (.38)     (.41)      (.49)   (.58)      .16
Total from investment operations                                                 (.15)     (.06)      (.13)   (.21)      .53
Less distributions:
Dividends from net investment income                                             (.22)     (.35)      (.36)   (.40)     (.34)
Tax return of capital                                                            (.05)       --         --      --        --
Total distributions                                                              (.27)     (.35)      (.36)   (.40)     (.34)
Net asset value, end of period                                                  $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                                          $748      $807       $917  $1,076    $1,046
Ratio of expenses to average daily net assets(c)                                1.79%     1.80%      1.75%   1.67%     1.65%
Ratio of net investment income (loss)
   to average daily net assets                                                  7.94%    10.79%      9.58%   9.11%     8.23%
Portfolio turnover rate (excluding short-term
   securities)                                                                   125%       76%        44%     47%       81%
Total return(e)                                                                (5.05%)   (1.69%)    (3.53%) (4.39%)   12.42%

See accompanying notes to financial highlights.


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21p  AXP EXTRA INCOME FUND -- PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                   2002    2001(b)
Net asset value, beginning of period                         $3.05     $3.48
Income from investment operations:
Net investment income (loss)                                   .23       .32
Net gains (losses) (both realized and unrealized)             (.37)     (.43)
Total from investment operations                              (.14)     (.11)
Less distributions:
Dividends from net investment income                          (.22)     (.32)
Tax return of capital                                         (.05)       --
Total distributions                                           (.27)     (.32)
Net asset value, end of period                               $2.64     $3.05

Ratios/supplemental data
Net assets, end of period (in millions)                        $21        $8
Ratio of expenses to average daily net assets(c)             1.79%     1.80%(d)
Ratio of net investment income (loss)
   to average daily net assets                               7.39%    11.10%(d)
Portfolio turnover rate (excluding short-term
   securities)                                                125%       76%
Total return(e)                                             (4.76%)   (2.92%)

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                   2002      2001       2000    1999      1998
Net asset value, beginning of period                         $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                   .26       .38        .39     .41       .41
Net gains (losses) (both realized and unrealized)             (.38)     (.41)      (.49)   (.59)      .16
Total from investment operations                              (.12)     (.03)      (.10)   (.18)      .57
Less distributions:
Dividends from net investment income                          (.25)     (.38)      (.39)   (.43)     (.38)
Tax return of capital                                         (.05)       --         --      --        --
Total distributions                                           (.30)     (.38)      (.39)   (.43)     (.38)
Net asset value, end of period                               $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                         $1        $1         $1      $1        $2
Ratio of expenses to average daily net assets(c)              .87%      .88%       .83%    .83%      .82%
Ratio of net investment income (loss)
   to average daily net assets                               8.80%    11.72%     10.34%   9.93%    10.07%
Portfolio turnover rate (excluding short-term
  securities)                                                 125%       76%        44%     47%       81%
Total return(e)                                             (4.17%)    (.78%)    (2.68%) (3.58%)   13.42%

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
22p  AXP EXTRA INCOME FUND -- PROSPECTUS

Notes to financial statements

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.



--------------------------------------------------------------------------------
23p  AXP EXTRA INCOME FUND -- PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center, Minneapolis, MN 55474
(800) 862-7919  TTY: (800) 846-4852

Web site address:
americanexpress.com

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3848

Ticker Symbol
Class A: INEAX    Class B:IEIBX

Class C: APECX    Class Y:N/A


                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS


                                                              S-6370-99 V (7/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    AXP(R) EXTRA INCOME FUND, INC. (the Fund)

                                  July 30, 2002

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Table of Contents

Mutual Fund Checklist                                         p.  3

Fundamental Investment Policies                               p.  4

Investment Strategies and Types of Investments                p.  5

Information Regarding Risks and Investment Strategies         p.  6

Security Transactions                                         p. 21

Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                      p. 22

Performance Information                                       p. 23

Valuing Fund Shares                                           p. 24

Investing in the Fund                                         p. 25

Selling Shares                                                p. 27

Pay-out Plans                                                 p. 28


Capital Loss Carryover                                        p. 28


Taxes                                                         p. 29

Agreements                                                    p. 31

Organizational Information                                    p. 33

Board Members and Officers                                    p. 36


Independent Auditors                                          p. 39


Appendix: Description of Ratings                              p. 40

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]    A higher rate of return typically involves a higher risk of loss.

[X]    Past performance is not a reliable indicator of future performance.

[X]    ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:
Develop a Financial Plan
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:
Regular                       Market price                 Shares
investment                     of a share                 acquired
  $100                          $ 6.00                      16.7
   100                            4.00                      25.0
   100                            4.00                      25.0
   100                            6.00                      16.7
   100                            5.00                      20.0
  $500                          $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Fundamental Investment Policies

The Fund pursues its investment objective by investing all of its assets in High Yield Portfolio (the Portfolio) of Income Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same investment objectives, policies, and restrictions as the Fund. References to "Fund" in this SAI, where applicable, refer to the Fund and Portfolio, collectively, to the Fund, singularly, or to the Portfolio, singularly.

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.
o   Purchase more than 10% of the outstanding voting securities of an issuer.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.
o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
o   Lend Fund securities in excess of 30% of its net assets.
o   Issue senior securities, except as permitted under the 1940 Act.
o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies & types of investments:        Allowable for the Fund?
Agency and Government Securities                              yes
Borrowing                                                     yes
Cash/Money Market Instruments                                 yes
Collateralized Bond Obligations                               yes
Commercial Paper                                              yes
Common Stock                                                  yes
Convertible Securities                                        yes
Corporate Bonds                                               yes
Debt Obligations                                              yes
Depositary Receipts                                           yes
Derivative Instruments                                        yes
Foreign Currency Transactions                                 yes
Foreign Securities                                            yes
High-Yield (High-Risk) Securities (Junk Bonds)                yes
Illiquid and Restricted Securities                            yes
Indexed Securities                                            yes
Inverse Floaters                                              yes
Investment Companies                                          yes
Lending of Portfolio Securities                               yes
Loan Participations                                           yes
Mortgage- and Asset-Backed Securities                         yes
Mortgage Dollar Rolls                                         yes
Municipal Obligations                                         yes
Preferred Stock                                               yes
Real Estate Investment Trusts                                 yes
Repurchase Agreements                                         yes
Reverse Repurchase Agreements                                 yes
Short Sales                                                    no
Sovereign Debt                                                yes
Structured Products                                           yes
Variable- or Floating-Rate Securities                         yes
Warrants                                                      yes
When-Issued Securities                                        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

The following are guidelines that may be changed by the board at any time:


o Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.
o   The Fund may invest up to 25% of its total assets in foreign investments.
o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.
o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.
o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.
o The Fund will not buy on margin or sell short, except the Portfolio may enter into interest rate future contracts.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o   The Fund will not invest in a company to control or manage it.

Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Company Risk
The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)


Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

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The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

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The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

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Tax Treatment. As permitted under federal income tax laws and to the extent the
Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions


Investments in foreign countries usually involve currencies of foreign countries. In addition, the Fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.


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Spot Rates and Derivative Instruments. The Fund conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. (See also Derivative Instruments). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Fund also may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may change in relationship to another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

The Fund will designate cash or securities in an amount equal to the value of the Fund's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund's commitments on such contracts.

At maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss (as described below) to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to buy additional foreign currency on the spot market (and bear the expense of that purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

The Fund's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the

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diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, the Fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

The Fund may write options on foreign currencies for the same types of hedging purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

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Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund's investments denominated in that currency over time.

The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)
High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

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See the appendix for a discussion of securities ratings. (See also Debt
Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters
Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the

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inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies
The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls
Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts
Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

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With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products
Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

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All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $70,427 for fiscal year ended May 31, 2002, $37,102 for fiscal year 2001, and $54,535 for fiscal year 2000.
Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                    Value of securities
Name of issuer                                   owned at end of fiscal year

LaBranche                                                $37,747,830

The portfolio turnover rate was 125% in the most recent fiscal year, and 76% in the year before. Higher turnover rates may result in higher brokerage expenses.


Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Performance Information

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     -------
                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD
The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the net asset value per share on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                   Yield = 2[(a - b + 1)(to the power of 6) - 1]
                              ---------
                                 cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 8.24% for Class A, 7.85% for Class B, 7.84% for Class C and 8.79% for Class Y for the 30-day period ended May 31, 2002.


The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the Fund's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to Fund shareholders are reflected in the distribution yield.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

DISTRIBUTION YIELD
Distribution yield is calculated according to the following formula:

                   D divided by POP(to the power of F) equals DY
                  ---           ---
                  30            30

where:         D = sum of dividends for 30-day period
             POP = sum of public offering price for 30-day period
               F = annualizing factor
              DY = distribution yield


The Fund's distribution yield was 10.83% for Class A, 10.60% for Class B, 10.62% for Class C and 11.54% for Class Y for the 30-day period ended May 31, 2002.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:

                Net assets              Shares outstanding            Net asset value of one share

Class A      $1,680,699,640   divided by   634,330,785      equals              $2.65
Class B         747,828,186                282,352,278                           2.65
Class C          20,594,447                  7,806,812                           2.64
Class Y             824,454                    310,939                           2.65

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.
o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.
o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.
o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.
o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.
o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.
o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.
o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Investing in the Fund

SALES CHARGE
Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $2.65, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $2.78. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge
Sales charges are determined as follows:

                                  Sales charge as a percentage of:
Total market value         Public offering price       Net amount invested

Up to $49,999                     4.75%                      4.99%
$50,000-$99,999                   4.50                       4.71
$100,000-$249,999                 3.75                       3.90
$250,000-$499,999                 2.50                       2.56
$500,000-$999,999                 2.00*                      2.04*
$1,000,000 or more                0.00                       0.00


* The sales charge will be waived until Dec. 31, 2002.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59-1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                       Number of participants
Total plan assets                  1-99                    100 or more
Less than $1 million                4%                         0%
$1 million or more                  0%                         0%

Class A -- Reducing the Sales Charge

The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $20,000 and you later decide to invest $40,000 more. The value of your investments would be $60,000. As a result, your $40,000 investment qualifies for the lower 4.50% sales charge that applies to investments of more than $50,000 and up to $100,000. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)

If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express funds acquired more than 90 days before receipt of your signed LOI in the home office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds other than Class A; purchases in American Express funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares in an American Express brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o   Qualified employee benefit plans* if the plan:

    -- uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has -- at least $10 million in plan assets or -- 500 or more participants; or
    -- does not use daily transfer recordkeeping and has -- at least $3 million invested in American Express mutual funds or -- 500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.
o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.


* Eligibility must be determined in advance. To do so, contact your financial advisor.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PROGRAMS
After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:


o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;
o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and
o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.


Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or
o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or
o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $1,262,942,398 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

   2003           2004            2006           2007            2008           2009           2010            2011
$20,159,025    $44,959,106       $12,980      $33,234,532    $153,380,878   $226,001,198   $517,121,802    $268,072,877

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example
You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 4.75% ($95) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, 14.12% of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT
AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                          Annual rate at each asset level
First $1.0                                           0.590%
Next   1.0                                           0.565
Next   1.0                                           0.540
Next   3.0                                           0.515
Next   3.0                                           0.490
Over   9.0                                           0.465


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.571% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $14,590,025 for fiscal year 2002, $16,164,094 for fiscal year 2001, and $20,387,627 for fiscal year 2000.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $594,603 for fiscal year 2002, $1,235,628 for fiscal year 2001, and $690,849 for fiscal year 2000.

Basis for board approving the investment advisory contract
Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,
o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,
o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,
o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short-term,
o benefit of economy of scale that result from the graduated fee structure and reasonableness of fees in light of the fees paid by similar funds in the industry,
o competitive total expenses that are either at or only slightly above the median expenses of comparable funds, and
o   reasonable level of AEFC's profitability from its mutual fund operations.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                          Annual rate at each asset level
First $1.0                                           0.050%
Next   1.0                                           0.045
Next   1.0                                           0.040
Next   3.0                                           0.035
Next   3.0                                           0.030
Over   9.0                                           0.025


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.046% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,187,663 for fiscal year 2002, $1,334,902 for fiscal year 2001, and $1,591,657 for fiscal year 2000.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT
The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year, for Class C is $20 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT
American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $4,243,177 for fiscal year 2002. After paying commissions to personal financial advisors, and other expenses, the amount retained was $1,971,667. The amounts were $4,557,487 and $352,554 for fiscal year 2001, and $8,879,012 and $345,294 for fiscal year 2000.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT
With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION
For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $4,438,399 for Class A shares, $7,618,793 for Class B shares and $133,674 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT
The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $74 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $212 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,900 financial advisors.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------



FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                Date of                 Form of           State of         Fiscal
Fund                                          organization            organization      organization      year end       Diversified
AXP(R) Bond Fund, Inc.                     6/27/74, 6/31/86*           Corporation          NV/MN           8/31             Yes
AXP(R) California Tax-Exempt Trust                   4/7/86          Business Trust**          MA           6/30
     AXP(R) California Tax-Exempt Fund                                                                                        No
AXP(R) Discovery Fund, Inc.                4/29/81, 6/13/86*           Corporation          NV/MN           7/31             Yes
AXP(R) Equity Select Fund, Inc.            3/18/57, 6/13/86*           Corporation          NV/MN          11/30             Yes
AXP(R) Extra Income Fund, Inc.                      8/17/83            Corporation             MN           5/31             Yes
AXP(R) Federal Income Fund, Inc.                    3/12/85            Corporation             MN           5/31
     AXP(R) Federal Income Fund                                                                                              Yes
     AXP(R) U.S. Government Mortgage Fund                                                                                    Yes
AXP(R) Global Series, Inc.                         10/28/88            Corporation             MN          10/31
     AXP(R) Emerging Markets Fund                                                                                            Yes
     AXP(R) Global Balanced Fund                                                                                             Yes
     AXP(R) Global Bond Fund                                                                                                  No
     AXP(R) Global Growth Fund                                                                                               Yes
     AXP(R) Global Technology Fund***                                                                                        Yes
AXP(R) Growth Series, Inc.                 5/21/70, 6/13/86*           Corporation          NV/MN           7/31
     AXP(R) Growth Fund                                                                                                      Yes
     AXP(R) Large Cap Equity Fund                                                                                            Yes
     AXP(R) Large Cap Value Fund                                                                                             Yes
     AXP(R) Research Opportunities Fund                                                                                      Yes
AXP(R) High Yield Tax-Exempt Fund, Inc.   12/21/78, 6/13/86*           Corporation          NV/MN          11/30             Yes
AXP(R) International Fund, Inc.                     7/18/84            Corporation             MN          10/31
     AXP(R) European Equity Fund                                                                                              No
     AXP(R) International Fund                                                                                               Yes
AXP(R) Investment Series, Inc.             1/18/40, 6/13/86*           Corporation          NV/MN           9/30
     AXP(R) Diversified Equity Income Fund                                                                                   Yes
     AXP(R) Mid Cap Value Fund                                                                                               Yes
     AXP(R) Mutual                                                                                                           Yes
AXP(R) Managed Series, Inc.                         10/9/84            Corporation             MN           9/30
     AXP(R) Managed Allocation Fund                                                                                          Yes
AXP(R) Market Advantage Series, Inc.                8/25/89            Corporation             MN           1/31
     AXP(R) Blue Chip Advantage Fund                                                                                         Yes
     AXP(R) International Equity Index Fund                                                                                   No
     AXP(R) Mid Cap Index Fund                                                                                                No
     AXP(R) Nasdaq 100 Index Fund                                                                                             No
     AXP(R) S&P 500 Index Fund                                                                                                No
     AXP(R) Small Company Index Fund                                                                                         Yes
     AXP(R) Total Stock Market Index Fund                                                                                     No
AXP(R) Money Market Series, Inc.           8/22/75, 6/13/86*           Corporation          NV/MN           7/31
     AXP(R) Cash Management Fund                                                                                             Yes
AXP(R) New Dimensions Fund, Inc.           2/20/68, 6/13/86*           Corporation          NV/MN           7/31
     AXP(R) Growth Dimensions Fund                                                                                           Yes
     AXP(R) New Dimensions Fund                                                                                              Yes

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                Date of                 Form of           State of         Fiscal
Fund                                          organization            organization      organization      year end       Diversified

AXP(R) Partners Series, Inc.                        3/20/01            Corporation             MN           5/31
     AXP(R) Partners Fundamental Value Fund                                                                                  Yes
     AXP(R) Partners Select Value Fund                                                                                       Yes
     AXP(R) Partners Small Cap Core Fund                                                                                     Yes
     AXP(R) Partners Small Cap Value Fund                                                                                     No
     AXP(R) Partners Value Fund                                                                                              Yes
AXP(R) Partners International Series, Inc.           5/9/01            Corporation             MN          10/31
     AXP(R) Partners International Aggressive Growth Fund                                                                    Yes
     AXP(R) Partners International Select Value Fund                                                                         Yes
AXP(R) Precious Metals Fund, Inc.                   10/5/84            Corporation             MN           3/31              No
AXP(R) Progressive Fund, Inc.              4/23/68, 6/13/86*           Corporation          NV/MN           9/30             Yes
AXP(R) Selective Fund, Inc.                2/10/45, 6/13/86*           Corporation          NV/MN           5/31             Yes
AXP(R) Special Tax-Exempt Series Trust               4/7/86         Business Trust**           MA           6/30
     AXP(R) Insured Tax-Exempt Fund                                                                                          Yes
     AXP(R) Massachusetts Tax-Exempt Fund                                                                                     No
     AXP(R) Michigan Tax-Exempt Fund                                                                                          No
     AXP(R) Minnesota Tax-Exempt Fund                                                                                         No
     AXP(R) New York Tax-Exempt Fund                                                                                          No
     AXP(R) Ohio Tax-Exempt Fund                                                                                              No
AXP(R) Stock Fund, Inc.                    2/10/45, 6/13/86*           Corporation          NV/MN           9/30             Yes
AXP(R) Strategy Series, Inc.                        1/24/84            Corporation             MN           3/31
     AXP(R) Equity Value Fund                                                                                                Yes
     AXP(R) Focused Growth Fund***                                                                                            No
     AXP(R) Partners Small Cap Growth Fund***                                                                                Yes
     AXP(R) Small Cap Advantage Fund                                                                                         Yes
     AXP(R) Strategy Aggressive Fund                                                                                         Yes
AXP(R) Tax-Exempt Series, Inc.             9/30/76, 6/13/86*           Corporation          NV/MN          11/30
     AXP(R) Intermediate Tax-Exempt Fund                                                                                     Yes
     AXP(R) Tax-Exempt Bond Fund                                                                                             Yes
AXP(R) Tax-Free Money Fund, Inc.           2/29/80, 6/13/86*           Corporation          NV/MN          12/31             Yes
AXP(R) Utilities Income Fund, Inc.***               3/25/88            Corporation             MN           6/30
     AXP(R) Utilities Fund                                                                                                   Yes

   * Date merged into a Minnesota corporation incorporated on 4/7/86.
  ** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.
 *** Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R)
     Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
H. Brewster Atwater, Jr.           Board member since     Retired chair and                             Board Effectiveness,
4900 IDS Tower                     1996                   chief executive                               Executive,
Minneapolis, MN 55402                                     officer, General                              Investment Review
Born in 1931                                              Mills, Inc.
                                                          (consumer foods)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Arne H. Carlson                    Chair of the Board     Chair, Board                                  Joint Audit,
901 S. Marquette Ave.              since 1999             Services Corporation                          Contracts,
Minneapolis, MN 55402                                     (provides                                     Executive,
Born in 1934                                              administrative                                Investment Review,
                                                          services to boards),                          Board Effectiveness
                                                          former Governor of
                                                          Minnesota
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Lynne V. Cheney                    Board member since     Distinguished          The Reader's Digest    Joint Audit,
American Enterprise                1994                   Fellow, AEI            Association Inc.       Contracts
Institute for Public Policy
Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Livio D. DeSimone                  Board member since     Retired chair of the   Cargill,               Joint Audit,
30 Seventh Street East             2001                   board and chief        Incorporated           Contracts
Suite 3050                                                executive officer,     (commodity merchants
St. Paul, MN 55101-4901                                   Minnesota Mining and   and processors),
Born in 1936                                              Manufacturing (3M)     Target Corporation
                                                                                 (department stores),
                                                                                 General Mills, Inc.
                                                                                 (consumer foods),
                                                                                 Vulcan Materials
                                                                                 Company
                                                                                 (construction
                                                                                 materials/
                                                                                 chemicals) and
                                                                                 Milliken & Company
                                                                                 (textiles and
                                                                                 chemicals)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Ira D. Hall                        Board member since     Private investor;      Imagistics             Contracts,
Texaco, Inc.                       2001                   formerly with Texaco   International, Inc.    Investment Review
2000 Westchester Avenue                                   Inc., treasurer,       (office equipment),
White Plains, NY 10650                                    1999-2001 and          Reynolds & Reynolds
Born in 1944                                              general manager,       Company (information
                                                          alliance management    services), TECO
                                                          operations,            Energy, Inc. (energy
                                                          1998-1999. Prior to    holding company),
                                                          that, director,        The Williams
                                                          International          Companies, Inc.
                                                          Operations IBM Corp.   (energy distribution
                                                                                 company)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Heinz F. Hutter                    Board member since     Retired president                             Board Effectiveness,
P.O. Box 2187                      1994                   and chief operating                           Executive,
Minneapolis, MN 55402                                     officer, Cargill,                             Investment Review
Born in 1929                                              Incorporated
                                                          (commodity merchants
                                                          and processors)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Anne P. Jones                      Board member since     Attorney and           Motorola, Inc.         Joint Audit, Board
5716 Bent Branch Rd.               1985                   consultant             (electronics)          Effectiveness,
Bethesda, MD 20816                                                                                      Executive
Born in 1935
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Stephen R. Lewis, Jr.              Board member since     President and                                 Contracts,
Carleton College                   2002                   professor of                                  Investment Review
One North College Street                                  economics, Carleton
Northfield, MN 55057                                      College
Born in 1939
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William R. Pearce                  Board member since     RII Weyerhaeuser                              Executive,
2050 One Financial Plaza           1980                   World Timberfund,                             Investment Review,
Minneapolis, MN 55402                                     L.P. (develops                                Board Effectiveness
Born in 1927                                              timber resources)--
                                                          management
                                                          committee; former
                                                          chair, American
                                                          Express Funds
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Independent Board Members (continued)


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan G. Quasha                     Board member since     President, Quadrant                           Joint Audit,
720 Fifth Avenue                   2002                   Management, Inc.                              Investment Review
New York, NY 10019                                        (management of
Born in 1949                                              private equities)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Alan K. Simpson                    Board member since     Former three-term      Biogen, Inc.           Joint Audit,
1201 Sunshine Ave.                 1997                   United States          (bio-pharmaceuticals)  Contracts
Cody, WY 82414                                            Senator for Wyoming
Born in 1931
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
C. Angus Wurtele                   Board member since     Retired chair of the   Bemis Corporation      Contracts,
4900 IDS Tower                     1994                   board and chief        (packaging)            Executive,
Minneapolis, MN 55402                                     executive officer,                            Investment Review
Born in 1934                                              The Valspar
                                                          Corporation
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------


Board Members Affiliated with American Express Financial Corporation (AEFC)


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
David R. Hubers                    Board member since     Retired chief          Chronimed Inc.
50643 AXP Financial Center         1993                   executive officer      (specialty
Minneapolis, MN 55474                                     and director of AEFC   pharmaceutical
Born in 1943                                                                     distribution), RTW
                                                                                 Inc. (manages
                                                                                 worker's
                                                                                 compensation
                                                                                 programs), Lawson
                                                                                 Software, Inc.
                                                                                 (technology based
                                                                                 business
                                                                                 applications)
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John R. Thomas                     Board member since     Senior vice
50652 AXP Financial Center         1987, president        president -
Minneapolis, MN 55474              since 1997             information and
Born in 1937                                              technology of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
William F. Truscott                Board member since     Senior vice
53600 AXP Financial Center         2001, vice president   president - chief
Minneapolis, MN 55474              since 2002             investment officer
Born in 1960                                              of AEFC; former
                                                          chief investment
                                                          officer and managing
                                                          director, Zurich
                                                          Scudder Investments
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name,                              Position held with     Principal              Other directorships    Committee memberships
address,                           Registrant and         occupations during
age                                length of service      past five years
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Leslie L. Ogg                      Vice president,        President of Board
901 S. Marquette Ave.              general counsel, and   Services Corporation
Minneapolis, MN 55402              secretary since 1978
Born in 1938
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Paul D. Pearson                    Acting treasurer       Vice president -
222 AXP Financial Center           since 2002             managed
Minneapolis, MN 55474                                     assets/investment
Born in 1956                                              accounting, AEFC,
                                                          1998 to present;
                                                          vice president -
                                                          mutual fund
                                                          administrative
                                                          services, Piper
                                                          Capital Management,
                                                          1994-1998
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Stephen W. Roszell                 Vice president since   Senior vice
50239 AXP Financial Center         2002                   president -
Minneapolis, MN 55474                                     institutional group
Born in 1949                                              of AEFC
---------------------------------- ---------------------- ---------------------- ---------------------- ----------------------

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------


Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work
Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, issues, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held five meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held four meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held three meetings during the last fiscal year.

DIRECTORS' HOLDINGS
The following table shows the Fund Directors' ownership of American Express
Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001
Based on net asset values as of Dec. 31, 2001
                                                                                     Aggregate dollar range of
                                                                                     equity securities of all
                                              Dollar range of                         American Express Funds
                                             equity securities                   (Registered Investment Companies)
                                         in AXP Extra Income Fund                      overseen by Director
                                                   Range                                       Range
H. Brewster Atwater, Jr.                           none                                    over $100,000
Arne H. Carlson                                    none                                  $50,001-$100,000
Lynne V. Cheney                                    none                                    over $100,000
Livio D. DeSimone                              over $100,000                               over $100,000
Ira D. Hall                                        none                                    over $100,000
David R. Hubers                                over $100,000                               over $100,000
Heinz F. Hutter                                    none                                    over $100,000
Anne P. Jones                                  over $100,000                               over $100,000
William R. Pearce                                  none                                    over $100,000
Alan K. Simpson                               $10,001-$50,000                              over $100,000
John R. Thomas                                  $1-$10,000                                 over $100,000
C. Angus Wurtele                                   none                                    over $100,000

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund and Portfolio boards, for attending up to 30 meetings, received the following compensation:


Compensation Table
                                                                                            Total cash compensation from
                                Aggregate                          Aggregate                 American Express Funds and
Board member*          compensation from the Fund       compensation from the Portfolio     Preferred Master Trust Group

H. Brewster Atwater, Jr.        $1,557                             $1,907                            $137,300
Lynne V. Cheney                  1,242                              1,592                             112,950
Livio D. DeSimone                1,192                              1,542                             109,350
Ira D. Hall                      1,392                              1,742                             124,800
Heinz F. Hutter                  1,557                              1,957                             138,000
Anne P. Jones                    1,557                              1,907                             137,800
Stephen R. Lewis, Jr.              458                                625                              43,333
William R. Pearce                1,542                              1,942                             136,650
Alan G. Quasha                     233                                300                              21,733
Alan K. Simpson                  1,192                              1,542                             109,100
C. Angus Wurtele                 1,407                              1,757                             126,050


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Appendix

DESCRIPTION OF RATINGS
Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.
o   Nature of and provisions of the obligation.
o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Moody's Long-Term Debt Ratings
Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

SHORT-TERM RATINGS
Standard & Poor's Commercial Paper Ratings
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

AXP(R) Extra Income Fund, Inc.
--------------------------------------------------------------------------------

Standard & Poor's Note Ratings
An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Moody's Short-Term Ratings
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

       Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

       Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

       Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

       Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's & S&P's
Short-Term Muni Bonds and Notes
Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

S-6370-20 V (7/02)

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP EXTRA INCOME FUND, INC.
We have audited the accompanying statement of assets and liabilities of AXP Extra Income Fund, Inc. as of May 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended May 31, 2002, and the financial highlights for each of the years in the five-year period ended May 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Extra Income Fund, Inc. as of May 31, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 5, 2002

--------------------------------------------------------------------------------
13  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Extra Income Fund, Inc.

May 31, 2002
Assets
Investment in Portfolio (Note 1)                                                                 $ 2,453,698,978
Capital shares receivable                                                                                363,379
                                                                                                         -------
Total assets                                                                                       2,454,062,357
                                                                                                   -------------
Liabilities
Dividends payable to shareholders                                                                      3,919,073
Capital shares payable                                                                                    41,228
Accrued distribution fee                                                                                  32,706
Accrued service fee                                                                                            2
Accrued transfer agency fee                                                                                1,613
Accrued administrative services fee                                                                        3,107
Other accrued expenses                                                                                   117,901
                                                                                                         -------
Total liabilities                                                                                      4,115,630
                                                                                                       ---------
Net assets applicable to outstanding capital stock                                               $ 2,449,946,727
                                                                                                 ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                         $     9,248,008
Additional paid-in capital                                                                         4,090,116,773
Undistributed net investment income                                                                    5,658,079
Accumulated net realized gain (loss) (Note 4)                                                     (1,268,687,278)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                               (386,388,855)
                                                                                                    ------------
Total -- representing net assets applicable to outstanding capital stock                         $ 2,449,946,727
                                                                                                 ===============
Net assets applicable to outstanding shares:                 Class A                             $ 1,680,699,640
                                                             Class B                             $   747,828,186
                                                             Class C                             $    20,594,447
                                                             Class Y                             $       824,454
Net asset value per share of outstanding capital stock:      Class A shares      634,330,785     $          2.65
                                                             Class B shares      282,352,278     $          2.65
                                                             Class C shares        7,806,812     $          2.64
                                                             Class Y shares          310,939     $          2.65
                                                                                     -------     ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Statement of operations
AXP Extra Income Fund, Inc.

Year ended May 31, 2002
Investment income
Income:
Dividends                                                                                          $  29,180,186
Interest                                                                                             219,555,875
   Less foreign taxes withheld                                                                          (117,094)
                                                                                                        --------
Total income                                                                                         248,618,967
                                                                                                     -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                     14,736,114
Distribution fee
   Class A                                                                                             4,438,399
   Class B                                                                                             7,618,793
   Class C                                                                                               133,674
Transfer agency fee                                                                                    3,075,696
Incremental transfer agency fee
   Class A                                                                                               237,732
   Class B                                                                                               166,409
   Class C                                                                                                 2,413
Service fee -- Class Y                                                                                       754
Administrative services fees and expenses                                                              1,187,663
Compensation of board members                                                                             13,326
Printing and postage                                                                                     336,919
Registration fees                                                                                        141,761
Audit fees                                                                                                12,000
Other                                                                                                      5,154
                                                                                                           -----
Total expenses                                                                                        32,106,807
   Earnings credits on cash balances (Note 2)                                                            (61,203)
                                                                                                         -------
Total net expenses                                                                                    32,045,604
                                                                                                      ----------
Investment income (loss) -- net                                                                      216,573,363
                                                                                                     -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                            (543,737,889)
   Foreign currency transactions                                                                         (87,694)
   Options contracts written                                                                             118,215
                                                                                                         -------
Net realized gain (loss) on investments                                                             (543,707,368)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                206,825,826
                                                                                                     -----------
Net gain (loss) on investments and foreign currencies                                               (336,881,542)
                                                                                                    ------------
Net increase (decrease) in net assets resulting from operations                                    $(120,308,179)
                                                                                                   =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Extra Income Fund, Inc.

Year ended May 31,                                                                    2002               2001
Operations and distributions
Investment income (loss) -- net                                                 $  216,573,363    $  322,097,201
Net realized gain (loss) on investments                                           (543,707,368)     (382,735,049)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              206,825,826        15,026,448
                                                                                   -----------        ----------
Net increase (decrease) in net assets resulting from operations                   (120,308,179)      (45,611,400)
                                                                                  ------------       -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                     (149,670,242)     (232,680,925)
      Class B                                                                      (59,269,101)      (90,055,179)
      Class C                                                                         (951,939)         (344,397)
      Class Y                                                                          (63,298)          (73,820)
   Tax return of capital
      Class A                                                                      (32,293,393)               --
      Class B                                                                      (12,976,470)               --
      Class C                                                                         (304,103)               --
      Class Y                                                                          (15,099)               --
                                                                                       -------              ----
Total distributions                                                               (255,543,645)     (323,154,321)
                                                                                  ------------      ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                         377,987,318       450,737,898
   Class B shares                                                                  193,484,358       209,897,046
   Class C shares                                                                   19,493,748         9,206,823
   Class Y shares                                                                      492,882           536,729
Reinvestment of distributions at net asset value
   Class A shares                                                                  128,566,265       163,370,284
   Class B shares                                                                   55,871,782        71,478,524
   Class C shares                                                                      911,486           250,707
   Class Y shares                                                                       78,126            74,210
Payments for redemptions
   Class A shares                                                                 (463,158,564)     (679,544,189)
   Class B shares (Note 2)                                                        (196,046,749)     (282,951,069)
   Class C shares (Note 2)                                                          (5,779,179)       (1,075,656)
   Class Y shares                                                                     (260,987)         (529,063)
                                                                                      --------          --------
Increase (decrease) in net assets from capital share transactions                  111,640,486       (58,547,756)
                                                                                   -----------       -----------
Total increase (decrease) in net assets                                           (264,211,338)     (427,313,477)
Net assets at beginning of year                                                  2,714,158,065     3,141,471,542
                                                                                 -------------     -------------
Net assets at end of year                                                       $2,449,946,727    $2,714,158,065
                                                                                ==============    ==============
Undistributed (excess of distributions over) net investment income              $    5,658,079    $     (873,010)
                                                                                --------------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Extra Income Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 573 shares of capital stock at $3.49 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o    Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio
The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of May 31, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
17  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $87,694 and accumulated net realized loss has been decreased by $87,694.

The tax character of distributions paid for the years indicated is as follows:

Year ended May 31,                     2002                 2001
Class A Distributions paid from:
    Ordinary income                 $149,670,242       $232,680,925
    Long-term capital gain                    --                 --
    Tax return of capital             32,293,393                 --
Class B Distributions paid from:
    Ordinary income                   59,269,101         90,055,179
    Long-term capital gain                    --                 --
    Tax return of capital             12,976,470                 --
Class C Distributions paid from:
    Ordinary income                      951,939            344,397
    Long-term capital gain                    --                 --
    Tax return of capital                304,103                 --
Class Y Distributions paid from:
    Ordinary income                       63,298             73,820
    Long-term capital gain                    --                 --
    Tax return of capital                 15,099                 --

As of May 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                       $            --
Accumulated gain (loss)                             $(1,262,942,398)
Unrealized appreciation (depreciation)              $  (382,556,583)

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative

--------------------------------------------------------------------------------
17 AXP EXTRA INCOME FUND -- ANNUAL REPORT service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $3,596,969 for Class A, $642,427 for Class B and $3,781 for Class C for the year ended May 31, 2002.

During the year ended May 31, 2002, the Fund's transfer agency fees were reduced by $61,203 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                            Year ended May 31, 2002
                                               Class A        Class B          Class C     Class Y
Sold                                        132,695,612      68,042,592      6,880,535    172,754
Issued for reinvested distributions          45,340,108      19,708,812        325,523     27,601
Redeemed                                   (162,659,893)    (68,708,850)    (2,032,510)   (92,518)
                                           ------------     -----------     ----------    -------
Net increase (decrease)                      15,375,827      19,042,554      5,173,548    107,837
                                             ----------      ----------      ---------    -------

                                                            Year ended May 31, 2001
                                               Class A        Class B         Class C*     Class Y
Sold                                        138,865,419      64,607,127      2,896,417    168,963
Issued for reinvested distributions          50,473,426      22,066,966         80,205     22,950
Redeemed                                   (208,965,351)    (86,509,968)      (343,358)  (166,782)
                                           ------------     -----------       --------   --------
Net increase (decrease)                     (19,626,506)        164,125      2,633,264     25,131
                                            -----------         -------      ---------     ------

* Inception date was June 26, 2000.

--------------------------------------------------------------------------------
19  AXP EXTRA INCOME FUND -- ANNUAL REPORT

4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $1,262,942,398 as of May 31, 2002, that will expire in 2003 through 2011 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended May 31, 2002.



--------------------------------------------------------------------------------
20  AXP EXTRA INCOME FUND -- ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                                      2002      2001       2000    1999      1998
Net asset value, beginning of period                                            $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                                      .25       .38        .39     .40       .40
Net gains (losses) (both realized and unrealized)                                (.38)     (.41)      (.49)   (.58)      .17
Total from investment operations                                                 (.13)     (.03)      (.10)   (.18)      .57
Less distributions:
Dividends from net investment income                                             (.24)     (.38)      (.39)   (.43)     (.38)
Tax return of capital                                                            (.05)       --         --      --        --
Total distributions                                                              (.29)     (.38)      (.39)   (.43)     (.38)
Net asset value, end of period                                                  $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                                        $1,681    $1,898     $2,224  $2,814    $3,112
Ratio of expenses to average daily net assets(c)                                1.03%     1.04%       .99%    .91%      .89%
Ratio of net investment income (loss)
   to average daily net assets                                                  8.73%    11.54%     10.32%   9.86%     8.90%
Portfolio turnover rate (excluding short-term
   securities)                                                                   125%       76%        44%     47%       81%
Total return(e)                                                                (4.31%)    (.94%)    (2.78%) (3.67%)   13.24%

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                                      2002      2001       2000    1999      1998
Net asset value, beginning of period                                            $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                                      .23       .35        .36     .37       .37
Net gains (losses) (both realized and unrealized)                                (.38)     (.41)      (.49)   (.58)      .16
Total from investment operations                                                 (.15)     (.06)      (.13)   (.21)      .53
Less distributions:
Dividends from net investment income                                             (.22)     (.35)      (.36)   (.40)     (.34)
Tax return of capital                                                            (.05)       --         --      --        --
Total distributions                                                              (.27)     (.35)      (.36)   (.40)     (.34)
Net asset value, end of period                                                  $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                                          $748      $807       $917  $1,076    $1,046
Ratio of expenses to average daily net assets(c)                                1.79%     1.80%      1.75%   1.67%     1.65%
Ratio of net investment income (loss)
   to average daily net assets                                                  7.94%    10.79%      9.58%   9.11%     8.23%
Portfolio turnover rate (excluding short-term
   securities)                                                                   125%       76%        44%     47%       81%
Total return(e)                                                                (5.05%)   (1.69%)    (3.53%) (4.39%)   12.42%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                   2002    2001(b)
Net asset value, beginning of period                         $3.05     $3.48
Income from investment operations:
Net investment income (loss)                                   .23       .32
Net gains (losses) (both realized and unrealized)             (.37)     (.43)
Total from investment operations                              (.14)     (.11)
Less distributions:
Dividends from net investment income                          (.22)     (.32)
Tax return of capital                                         (.05)       --
Total distributions                                           (.27)     (.32)
Net asset value, end of period                               $2.64     $3.05

Ratios/supplemental data
Net assets, end of period (in millions)                        $21        $8
Ratio of expenses to average daily net assets(c)             1.79%     1.80%(d)
Ratio of net investment income (loss)
   to average daily net assets                               7.39%    11.10%(d)
Portfolio turnover rate (excluding short-term
   securities)                                                125%       76%
Total return(e)                                             (4.76%)   (2.92%)

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                   2002      2001       2000    1999      1998
Net asset value, beginning of period                         $3.07     $3.48      $3.97   $4.58     $4.39
Income from investment operations:
Net investment income (loss)                                   .26       .38        .39     .41       .41
Net gains (losses) (both realized and unrealized)             (.38)     (.41)      (.49)   (.59)      .16
Total from investment operations                              (.12)     (.03)      (.10)   (.18)      .57
Less distributions:
Dividends from net investment income                          (.25)     (.38)      (.39)   (.43)     (.38)
Tax return of capital                                         (.05)       --         --      --        --
Total distributions                                           (.30)     (.38)      (.39)   (.43)     (.38)
Net asset value, end of period                               $2.65     $3.07      $3.48   $3.97     $4.58

Ratios/supplemental data
Net assets, end of period (in millions)                         $1        $1         $1      $1        $2
Ratio of expenses to average daily net assets(c)              .87%      .88%       .83%    .83%      .82%
Ratio of net investment income (loss)
   to average daily net assets                               8.80%    11.72%     10.34%   9.93%    10.07%
Portfolio turnover rate (excluding short-term
  securities)                                                 125%       76%        44%     47%       81%
Total return(e)                                             (4.17%)    (.78%)    (2.68%) (3.58%)   13.42%

Notes to financial statements

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of \ earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
22  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of High Yield Portfolio (a series of Income Trust) as of May 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2002. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of High Yield Portfolio as of May 31, 2002, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 5, 2002


--------------------------------------------------------------------------------
23  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

May 31, 2002
Assets
Investments in securities, at value (Note 1)*
   Investments in securities of unaffiliated issuers (identified cost $2,773,944,998)         $2,408,291,697
   Investments in securities of affiliated issuers (identified cost $21,964,112)                      65,952
                                                                                                      ------
Total investments in securities (identified cost $2,795,909,110)                               2,408,357,649
Dividends and accrued interest receivable                                                         53,193,478
Receivable for investment securities sold                                                         59,337,106
                                                                                                  ----------
Total assets                                                                                   2,520,888,233
                                                                                               -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                    282,461
Payable for investment securities purchased                                                       55,153,001
Payable upon return of securities loaned (Note 4)                                                 11,527,650
Accrued investment management services fee                                                            38,517
Other accrued expenses                                                                                92,546
                                                                                                      ------
Total liabilities                                                                                 67,094,175
                                                                                                  ----------
Net assets                                                                                    $2,453,794,058
                                                                                              ==============
*Including securities on loan, at value (Note 4)                                              $   11,247,563
                                                                                              --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Statement of operations
High Yield Portfolio

Year ended May 31, 2002
Investment income
Income:
Dividends                                                                                          $  29,181,293
Interest                                                                                             219,567,837
   Less foreign taxes withheld                                                                          (117,098)
                                                                                                        --------
Total income                                                                                         248,632,032
                                                                                                     -----------
Expenses (Note 2):
Investment management services fee                                                                    14,590,025
Compensation of board members                                                                             16,810
Custodian fees                                                                                           121,837
Audit fees                                                                                                36,000
Other                                                                                                     32,692
                                                                                                          ------
Total expenses                                                                                        14,797,364
   Earnings credits on cash balances (Note 2)                                                            (60,693)
                                                                                                         -------
Total net expenses                                                                                    14,736,671
                                                                                                      ----------
Investment income (loss) -- net                                                                      233,895,361
                                                                                                     -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including $21,208,579 realized
   loss on investments of affiliated issuers) (Note 3)                                              (543,748,958)
   Foreign currency transactions                                                                         (87,696)
   Options contracts written (Note 5)                                                                    118,215
                                                                                                         -------
Net realized gain (loss) on investments                                                             (543,718,439)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                206,824,318
                                                                                                     -----------
Net gain (loss) on investments and foreign currencies                                               (336,894,121)
                                                                                                    ------------
Net increase (decrease) in net assets resulting from operations                                    $(102,998,760)
                                                                                                   =============

Statements of changes in net assets
High Yield Portfolio

Year ended May 31,                                                                   2002                2001
Operations
Investment income (loss) -- net                                                 $  233,895,361    $  341,032,342
Net realized gain (loss) on investments                                           (543,718,439)     (382,747,999)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              206,824,318        15,016,851
                                                                                   -----------        ----------
Net increase (decrease) in net assets resulting from operations                   (102,998,760)      (26,698,806)
                                                                                  ------------       -----------
Proceeds from contributions                                                        157,370,572       108,955,132
Fair value of withdrawals                                                         (319,233,618)     (513,988,442)
                                                                                  ------------      ------------
Net contributions (withdrawals) from partners                                     (161,863,046)     (405,033,310)
                                                                                  ------------      ------------
Total increase (decrease) in net assets                                           (264,861,806)     (431,732,116)
Net assets at beginning of year                                                  2,718,655,864     3,150,387,980
                                                                                 -------------     -------------
Net assets at end of year                                                       $2,453,794,058    $2,718,655,864
                                                                                ==============    ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Notes to Financial Statements

High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


--------------------------------------------------------------------------------
26  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of May 31, 2002, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of May 31, 2002 was $227,788,997 representing 9.28% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of May 31, 2002, the Portfolio has entered into outstanding forward-commitments of $3,340,000 and when-issued securities of $25,738,469.

--------------------------------------------------------------------------------
27  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 2002, the Portfolio's custodian fees were reduced by $60,693 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,117,829,091 and $3,010,134,138, respectively, for the year ended May 31, 2002. For the same period, the portfolio turnover rate was 125%. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
28  AXP EXTRA INCOME FUND -- ANNUAL REPORT

4. LENDING OF PORTFOLIO SECURITIES
As of May 31, 2002, securities valued at $11,247,563 were on loan to brokers. For collateral, the Portfolio received $11,527,650 in cash. Income from securities lending amounted to $27,938 for the year ended May 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premiums associated with options contracts written are as follows:

                                      Year ended May 31, 2002
                                               Calls
                                     Contracts      Premiums
Balance May 31, 2001                    --          $     --
Opened                                 616           118,215
Expired                               (616)         (118,215)
                                      ----          --------
Balance May 31, 2002                    --          $     --
                                      ----          --------

See "Summary of significant accounting policies."


--------------------------------------------------------------------------------
29  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Investments in Securities

High Yield Portfolio

May 31, 2002
(Percentages represent value of investments compared to net assets)

Bonds (87.2%)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount

Government obligations & agencies (0.2%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14                         8.00%         $6,157,050(c)       $4,609,783

Aerospace & defense (0.8%)
Alliant Techsystems
  Company Guaranty
   05-15-11                         8.50           9,075,000           9,664,875
Sequa
  Sr Nts
   08-01-09                         9.00          10,000,000          10,100,000
Total                                                                 19,764,875

Automotive & related (1.9%)
Asbury Automotive Group
  Sr Sub Nts
   06-15-12                         9.00           7,590,000(d)        7,618,842
Delco Remy Intl
  Sr Nts
   12-15-07                         8.63           4,000,000           3,960,000
Dura Operating
  Sr Nts
   04-15-12                         8.63          12,375,000(k)       12,808,125
Lear
  Company Guaranty Series B
   05-15-09                         8.11          16,100,000          16,864,750
Stoneridge
  Sr Nts
   05-01-12                        11.50           4,925,000(d)        5,220,500
Total                                                                 46,472,217

Beverages & tobacco (0.2%)
Constellation Brands
  Sr Sub Nts Series B
   01-15-12                         8.13           5,725,000           5,860,969

Building materials & construction (7.5%)
Associated Materials
  Sr Sub Nts
   04-15-12                         9.75           8,410,000(d)        8,746,400
Beazer Homes USA
  Sr Nts
   04-15-12                         8.38           9,455,000(k)        9,809,563
Collins & Aikman Floor Cover
  Sr Sub Nts
   02-15-10                         9.75          14,120,000(d)       14,826,000
D.R. Horton
  Sr Sub Nts
   03-15-11                         9.38           3,200,000           3,328,000
Dayton Superior
  Company Guaranty
   06-15-09                        13.00          13,380,000          13,513,800
Foamex LP/Capital
  Company Guaranty
   08-15-05                        13.50           8,000,000           8,240,000
   04-01-09                        10.75          15,000,000(d)       15,750,000
Louisiana Pacific
  Sr Nts
   11-15-08                        10.88          10,755,000          11,964,938
   08-15-10                         8.88           2,720,000           2,923,516
  Sr Sub Nts
   08-15-05                         8.50          13,250,000          13,972,920
Nortek
  Sr Nts Series B
   03-15-07                         9.25           5,400,000           5,535,000
   09-01-07                         9.13           9,800,000          10,020,500
  Sr Sub Nts Series B
   06-15-11                         9.88           4,735,000           4,853,375
Schuler Homes
  Company Guaranty
   07-15-11                        10.50          17,715,000          19,265,062
Standard Pacific
  Sr Nts
   04-01-09                         8.50           3,200,000           3,256,000
  Sr Sub Nts
   04-15-12                         9.25          13,915,000          14,332,450
WCI Communities
  Company Guaranty
   02-15-11                        10.63          16,035,000          17,237,624
  Sr Sub Nts
   05-01-12                         9.13           6,000,000(d)        6,180,000
Total                                                                183,755,148

See accompanying notes to investments in securities.

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30  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount

Chemicals (7.2%)
Allied Waste North America
  Company Guaranty Series B
   12-01-08                         8.50%        $12,000,000         $12,060,000
   01-01-09                         7.88          13,450,000          13,063,313
   08-01-09                        10.00          40,200,000          40,601,999
Compass Minerals Group
  Sr Sub Nts
   08-15-11                        10.00           2,595,000(d)        2,763,675
Equistar Chemical/Funding
  Company Guaranty
   09-01-08                        10.13          21,200,000          20,829,000
Huntsman ICI Chemicals LLC
  Company Guaranty
   07-01-09                        10.13           7,200,000           6,705,000
Huntsman Intl LLC
  Sr Nts
   03-01-09                         9.88          10,570,000(k)       10,834,250
IMC Global
  Company Guaranty Series B
   06-01-08                        10.88          10,825,000          11,934,563
   06-01-11                        11.25           5,010,000           5,523,525
Lyondell Chemical
  Company Guaranty
   12-15-08                         9.50           5,835,000           5,630,775
  Series B
   05-01-07                         9.88          10,100,000           9,898,000
MacDermid
   07-15-11                         9.13           9,880,000          10,522,200
Noveon
  Company Guaranty Series B
   02-28-11                        11.00           7,590,000           8,197,200
Resolution Performance
  Sr Sub Nts
   11-30-08                        10.37           9,260,714(d)        9,445,929
   11-15-10                        13.50           8,425,000           9,478,125
Total                                                                177,487,554

Commercial finance (0.6%)
Advance Holding
  Zero Coupon Series B
   04-15-03                        16.60          13,800,000(g)       13,731,000

Communications equipment & services (5.6%)
Alamosa Delaware
  Company Guaranty
   02-01-11                        12.50           5,200,000           4,316,000
American Cellular
  Company Guaranty
   10-15-09                         9.50           3,200,000           1,216,000
Birch Telecom
  Sr Nts
   06-15-08                        14.00          14,000,000(b)          140,000
Crown Castle Intl
  Sr Nts
   08-01-11                         9.38          14,400,000          11,592,000
EchoStar DBS
  Sr Nts
   01-15-09                         9.13          16,400,000(d)       16,482,000
   02-01-09                         9.38          21,815,000          22,142,225
Global Telesystems
  (U.S. Dollar) Sr Nts
   12-15-07                        11.50          19,560,000(b,c)         73,350
   06-15-08                        10.88          15,340,000(b,c)         57,525
GT Group Telecom
  (U.S. Dollar)
   06-30-08                         9.89          20,000,000(c)       10,000,000
Horizon PCS
  Sr Nts
   06-15-11                        13.75           7,400,000(d)        4,366,000
  Zero Coupon Company Guaranty
   10-01-05                        15.18          25,025,000(g)        6,506,500
NATG Holdings LLC/Orius Capital
  Company Guaranty Series B
   02-01-10                        12.75          19,000,000(b)          570,000
Nextel Communications
  Series A
   12-20-07                         4.40          16,000,000(h)       13,280,000
Price Communications Wireless
  Company Guaranty Series B
   12-15-06                         9.13          23,250,000          24,296,250
Qwest
   03-15-12                         8.88           5,000,000(k)        4,962,500
Rural Cellular
  Sr Sub Nts Series B
   05-15-08                         9.63          19,660,000          13,024,750
US Unwired
  Zero Coupon Company Guaranty Series B
   11-01-04                        11.37           9,225,000(g,k)      5,535,000
Total                                                                138,560,100

Computers & office equipment (0.5%)
Seagate Technology
  Sr Nts
   05-15-09                         8.00          12,680,000(k)       12,775,100
Energy (6.7%)
Calpine Canada Energy Finance
  (U.S. Dollar) Company Guaranty
   05-01-08                         8.50          29,520,000(c)       24,206,400

See accompanying notes to investments in securities.

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31  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount
Energy (cont.)
Chesapeake Energy
  Sr Nts Series B
   03-15-12                         8.50%        $13,600,000         $13,668,000
El Paso Energy Partners
  Company Guaranty
   06-01-11                         8.50          15,000,000(k)       15,075,000
Forest Oil
  Sr Nts
   05-01-14                         7.75           9,800,000(d)        9,506,000
Grant Prideco
  Company Guaranty Series B
   12-01-07                         9.63          11,700,000          12,314,250
Hanover Equipment Trust
  Sr Nts
   09-01-08                         8.50          12,975,000(d)       12,780,375
   09-01-11                         8.75          16,615,000(d)       16,282,700
Magnum Hunter Resources
  Sr Nts
   03-15-12                         9.60           6,595,000(d)        6,924,750
Ocean Energy
  Company Guaranty Series B
   07-01-08                         8.38          14,000,000          14,778,260
Tesoro Escrow
  Sr Sub Nts
   04-01-12                         9.63          20,810,000(d)       19,249,250
XTO Energy
  Sr Nts
   04-15-12                         7.50          19,105,000(k)       19,391,575
Total                                                                164,176,560

Energy equipment & services (0.3%)
Key Energy Services
  Sr Nts
   03-01-08                         8.38           6,780,000           7,000,350

Financial services (1.6%)
LaBranche
  Sr Nts
   08-15-04                         9.50          11,030,000          11,699,080
  Sr Sub Nts
   03-02-07                        12.00          22,750,000          26,048,750
Metris Companies
  Company Guaranty
   11-01-04                        10.00             400,000             392,000
Total                                                                 38,139,830

Food (0.3%)
B & G Foods
  Sr Sub Nts
   08-01-07                         9.63           7,785,000(d)        8,028,281

Furniture & appliances (1.0%)
Falcon Products
  Company Guaranty Series B
   06-15-09                        11.38          10,790,000           8,955,700
Interface
  Company Guaranty
   04-01-08                         7.30          10,870,000          10,231,388
Sealy Mattress
  Sr Sub Nts Series B
   12-15-07                         9.88           4,240,000           4,383,100
Total                                                                 23,570,188

Health care (0.3%)
Sybron Dental Specialties
  Sr Sub Nts
   06-15-12                         8.13           8,040,000(h,k)      8,140,500

Health care services (2.7%)
aaiPharma
  Sr Sub Nts
   04-01-10                        11.00           1,750,000(k)        1,682,188
Alliance Imaging
  Sr Sub Nts
   04-15-11                        10.38           6,150,000           6,642,000
Insight Healthcare Services
  Company Guaranty Series B
   11-01-11                         9.88           4,325,000           4,454,750
Magellan Health Services
  Sr Nts
   11-15-07                         9.38           5,800,000(d)        5,640,500
Pacificare Healthcare Services
  Sr Nts
   06-01-09                        10.75           6,675,000(k)        6,891,938
Paracelsus Healthcare
  Sr Sub Nts
   08-15-06                        10.00          26,275,000(b,i)             --
RoTech Healthcare
  Sr Sub Nts
   04-01-12                         9.50           7,690,000(d)        7,997,600
Triad Hospitals
  Company Guaranty
   05-01-09                         8.75          19,555,000          20,752,743
Vanguard Health Systems
  Company Guaranty
   08-01-11                         9.75          11,200,000          11,704,000
Total                                                                 65,765,719

Household products (1.4%)
JohnsonDiversey
  Sr Sub Nts
   05-15-12                         9.63           4,300,000(d)        4,515,000

See accompanying notes to investments in securities.

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32  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon          Principal            Value(a)
                                   rate            amount
Household products (cont.)
Revlon Consumer Products
  Sr Nts
   12-01-05                        12.00%         $29,755,000(d)     $29,903,775
Total                                                                 34,418,775

Industrial equipment & services (1.3%)
Joy Global
  Company Guaranty
   03-15-12                         8.75            8,460,000(d)       8,586,900
Motors & Gears
  Sr Nts Series D
   11-15-06                        10.75           10,350,000          9,884,250
Terex
  Company Guaranty
   07-15-11                         9.25            8,535,000          8,961,750
  Company Guaranty Series B
   04-01-11                        10.38            4,000,000          4,380,000
Total                                                                 31,812,900

Insurance (0.6%)
Americo Life
  Sr Sub Nts
   06-01-05                         9.25           15,225,000         15,148,875

Leisure time & entertainment (11.0%)
Alliance Atlantis Communications
  (U.S. Dollar) Sr Sub Nts
   12-15-09                        13.00           10,750,000(c)      12,040,000
AMC Entertainment
  Sr Sub Nts
   02-01-11                         9.50            6,000,000          6,060,000
   02-01-12                         9.88           16,550,000(d)      16,881,000
Ameristar Casinos
  Company Guaranty
   02-15-09                        10.75            9,090,000          9,999,000
AOL Time Warner
   05-01-12                         6.88           10,000,000          9,792,130
Choctaw Resort Development Enterprises
  Sr Nts
   04-01-09                         9.25            7,920,000          8,197,200
Cinemark USA
  Sr Sub Nts Series B
   08-01-08                         8.50            3,075,000          2,967,375
   08-01-08                         9.63           10,685,000         10,698,356
Coast Hotels & Casino
  Company Guaranty
   04-01-09                         9.50           20,000,000         21,200,000
Hammons (JQ) Hotels
   1st Mtge
   05-15-12                         8.88           10,000,000(k)      10,150,000
HMH Properties
  Company Guaranty Series A
   08-01-05                         7.88           10,600,000         10,388,000
  Company Guaranty Series B
   08-01-08                         7.88            8,000,000          7,760,000
Mandalay Resort Group
  Sr Nts
   08-01-08                         9.50            2,800,000          3,038,000
MGM Mirage
  Company Guaranty
   06-01-07                         9.75            4,000,000          4,305,000
   09-15-10                         8.50           13,500,000         14,411,304
Mohegan Tribal Gaming
  Sr Sub Nts
   07-01-11                         8.38            7,125,000          7,303,125
   04-01-12                         8.00            5,600,000(d)       5,614,000
Pinnacle Entertainment
  Company Guaranty Series B
   02-15-07                         9.25           11,400,000(d)      10,944,000
Regal Cinemas
  Company Guaranty
   02-01-12                         9.38           14,920,000(d)      15,628,700
Resort Intl Hotel/Casino
   1st Mtge
   03-15-09                        11.50           10,800,000(d)      10,422,000
RFS Partnership LP
  Company Guaranty
   03-01-12                         9.75            9,875,000(d)      10,319,375
Six Flags
  Sr Nts
   06-15-07                         9.75            7,400,000          7,696,000
   02-01-09                         9.50            4,800,000          4,968,000
   02-01-10                         8.88            3,000,000(d)       3,030,000
Station Casinos
  Sr Nts
   02-15-08                         8.38            4,200,000          4,336,500
  Sr Sub Nts
   07-01-10                         9.88            7,870,000          8,460,250
Steinway Musical Instruments
  Company Guaranty
   04-15-11                         8.75            4,000,000          4,080,000
Trump Atlantic City Assn/Funding
  1st Mtge Company Guaranty
   05-01-06                        11.25            1,280,000            972,800
United Artists Theatre
   07-01-15                         9.30            4,079,892          3,753,500
  Series 1995A
   07-01-15                         9.30           13,030,185         11,987,771

See accompanying notes to investments in securities.

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33  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon       Principal            Value(a)
                                   rate         amount
Leisure time & entertainment (cont.)
Venetian Casinos
  2nd Mtge
   06-15-10                        11.00%       $9,500,000(h,k)      $9,856,250
Total                                                               267,259,636

Media (10.0%)
Adelphia Communications
  Sr Nts
   11-01-06                        10.25         5,000,000(b)         3,625,000
   06-15-11                        10.25         1,600,000(b)         1,168,000
  Zero Coupon Sr Disc Nts
   03-15-03                        13.00         2,400,000(b,l)       1,608,000
  Zero Coupon Sr Disc Nts Series B
   01-15-08                        16.19         1,600,000(b,l)         656,000
American Media Operation
  Sr Sub Nts
   05-01-09                        10.25         8,825,000(d)         9,365,531
Australis Holdings Property
  (U.S. Dollar) Sr Disc Nts
   11-01-02                        15.00        17,753,000(b,c)           1,775
Australis Media
  (U.S. Dollar)
   05-15-03                        15.75        43,500,000(b,c,i)            --
  (U.S. Dollar) Sr Disc Nts
   05-15-03                        15.75           469,560(b,c,i)            --
CanWest Media
  (U.S. Dollar) Sub Sr Nts
   05-15-11                        10.63         4,605,000(c)         4,984,913
Charter Communications Holdings LLC
  Sr Nts
   04-01-07                         8.25         8,300,000            7,179,500
Charter Communications Holdings LLC/Capital
  Sr Nts
   04-01-09                        10.00         6,200,000            5,580,000
   10-01-09                        10.75         8,400,000            7,770,000
   11-15-09                         9.63        10,000,000(d)         8,850,000
   01-15-10                        10.25        12,850,000           11,532,875
   05-15-11                        10.00           800,000              702,000
  Zero Coupon Sr Disc Nts
   01-15-07                        12.13        33,425,000(d,g)      16,628,938
Coaxial Communications/Phoenix
  Company Guaranty
   08-15-06                        10.00        12,795,000           12,795,000
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12                         8.75         8,845,000(c,d)       9,121,406
CSC Holdings
   02-15-13                         9.88         4,000,000            3,970,000
  Sr Nts Series B
   04-01-11                         7.63         5,000,000            4,687,130
Cumulus Media
  Company Guaranty
   07-01-08                        10.38        22,495,000           24,182,124
Diamond Cable Communications
  (U.S. Dollar) Sr Disc Nts
   12-15-05                        11.75         7,500,000(b,c)       2,362,500
   02-15-07                        10.75        11,870,000(b,c)       3,739,050
Frontiervison LP/Capital
  Sr Sub Nts
   10-15-06                        10.00         7,520,000(b)         6,805,600
Mediacom Broadband LLC
  Company Guaranty
   07-15-13                        11.00         3,710,000            3,774,925
Nexstar Finance LLC
  Company Guaranty
   04-01-08                        12.00         2,490,000            2,745,225
Paxson Communications
  Company Guaranty
   07-15-08                        10.75         4,675,000            5,060,688
  Zero Coupon Sr Disc Nts
   01-15-06                        12.25        10,415,000(g)         7,524,838
Pegasus Media & Communications
  Series B
   07-01-05                        12.50        24,445,000           19,800,450
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11                        11.13        15,800,000(c)        16,116,000
Sinclair Broadcast Group
  Sr Sub Nts
   12-15-11                         8.75         5,110,000(d)         5,288,850
   03-15-12                         8.00         9,460,000(d)         9,460,000
Susquehanna Media
  Sr Sub Nts
   05-15-09                         8.50         2,400,000            2,448,000
TeleWest Communications
  (U.S. Dollar) Zero Coupon Sr Disc Nts
   02-01-05                        13.25        10,000,000(c,g)       3,200,000
Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
   12-31-05                        13.00        13,487,058(c,f,k)    13,487,058
XM Satellite Radio
   03-15-10                        14.00         8,800,000            5,808,000
Total                                                               242,029,376

See accompanying notes to investments in securities.

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34  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon         Principal            Value(a)
                                   rate           amount
Metals (2.6%)
AK Steel
  Sr Nts
   12-15-06                         9.13%     $10,200,000           $10,620,750
Great Lakes Carbon
  Company Guaranty
  Pay-in-kind Series B
   05-15-08                        10.25       26,537,569            19,107,049
Imexsa Export Trust
  (U.S. Dollar)
   05-31-03                        10.13        1,082,280(c,d)          400,444
Jorgensen (Earle M.)
   06-01-12                         9.75        9,390,000(d)          9,460,425
Koppers Industry
  Company Guaranty
   12-01-07                         9.88        8,000,000             8,160,000
Neenah
  Sr Sub Nts Series B
   05-01-07                        11.13        7,570,000             4,655,550
  Sr Sub Nts Series D
   05-01-07                        11.13        3,200,000             1,968,000
WCI Steel
  Sr Nts Series B
   12-01-04                        10.00       18,775,000             9,763,000
Total                                                                64,135,218

Miscellaneous (4.8%)
Advanced Accessory/ASS Cap
  Company Guaranty Series B
   10-01-07                         9.75        6,025,000             5,618,313
Centaur Mining & Exploration
  (U.S. Dollar) Company Guaranty
   12-01-07                        11.00        6,825,000(b,c)          341,250
Eott Energy Partners LP/Energy Finance
  Company Guaranty
   10-01-09                        11.00       18,320,000            14,472,800
ISG Resources
   04-15-08                        10.00       16,420,000            15,434,799
Isle of Capri Casinos
  Company Guaranty
   04-15-09                         8.75        8,200,000             8,425,500
Meritage
  Company Guaranty
   06-01-11                         9.75       11,640,000            12,265,650
MSX Intl
  Company Guaranty
   01-15-08                        11.38        8,910,000             6,248,138
Nationwide Credit
  Sr Nts Series A
   01-15-08                        10.25        7,240,000(b)          1,810,000
Omega Cabinets
  Sr Sub Nts
   06-15-07                        10.50        8,509,000             8,955,723
Outsourcing Solutions
  Sr Sub Nts Series B
   11-01-06                        11.00       26,075,000            22,424,499
Prime Succession Holding
  Cv Pay-in-kind
   08-29-04                        14.25          850,612(b,f,i)             --
Rural Cellular
  Series A
   04-03-08                         6.00       10,108,669(k)          8,996,715
Von Hoffman
  Company Guaranty
   03-15-09                        10.25        6,975,000(d)          7,271,438
Von Hoffman Press
  Sr Sub Nts
   05-15-07                        10.88        4,595,000(d)          4,480,125
Total                                                               116,744,950

Multi-industry conglomerates (0.9%)
Jordan Inds
  Sr Nts Series D
   08-01-07                        10.38       18,060,000            11,739,000
Trimas
  Sr Sub Nts
   06-15-12                         9.88        4,210,000(h,k)        4,304,725
Tyco Intl Group
  (U.S. Dollar) Company Guaranty
   02-15-06                         6.38        5,800,000(c)          5,282,164
Total                                                                21,325,889

Paper & packaging (5.7%)
Abitibi-Consolidated
  (U.S. Dollar)
   08-01-10                         8.55       12,000,000(c)         12,612,456
Berry Plastics
  Company Guaranty Series B
   07-15-07                        11.00        6,400,000             6,912,000
BPC Holding
  Sr Nts Series B
   06-15-06                        12.50       27,546,541            29,061,601
Crown Paper
  Sr Sub Nts
   09-01-05                        11.00       29,470,000(b)          2,357,600

See accompanying notes to investments in securities.

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35  AXP EXTRA INCOME FUND -- ANNUAL REPORT
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Bonds (continued)
Issuer                            Coupon         Principal         Value(a)
                                   rate           amount
Paper & packaging (cont.)
Doman Inds
  (U.S. Dollar) Sr Nts Series B
   11-15-07                         9.25%     $14,745,000(c)      $3,391,350
Graphic Packaging
  Sr Sub Nts
   02-15-12                         8.63       15,160,000(d)      15,842,200
Plastipak Holdings
  Company Guaranty
   09-01-11                        10.75        9,195,000         10,068,525
Pliant
  Company Guaranty
   06-01-10                        13.00        9,320,000          9,739,400
  Sr Sub Nts
   06-01-10                        13.00        6,320,000(k)       6,572,800
Silgan Holdings
  Sr Sub Deb
   06-01-09                         9.00        5,410,000(k)       5,639,925
   06-01-09                         9.00       17,730,000         18,483,525
Tembec Inds
  (U.S. Dollar) Sr Nts
   03-15-12                         7.75        2,200,000(c,k)     2,150,500
  Company Guaranty
   06-30-09                         8.63        8,000,000          8,160,000
Temple-Inland
  Sr Nts
   05-01-12                         7.88        8,200,000          8,614,215
Total                                                            139,606,097

Real estate investment trust (0.5%)
MeriStar Hospitality
  Company Guaranty
   01-15-08                         9.00        3,550,000          3,585,500
MeriStar Hospitality Operating Partnership Finance
  Sr Nts
   06-15-09                        10.50        7,775,000(d)       8,222,063
Total                                                             11,807,563

Restaurants & lodging (2.7%)
Extended Stay America
  Sr Sub Nts
   06-15-11                         9.88       13,400,000         14,036,500
Park Place Entertainment
  Sr Sub Nts
   05-15-11                         8.13       18,600,000         18,576,750
Prime Hospitality
  Sr Sub Nts
   05-01-12                         8.38       10,000,000(k)      10,025,000
Starwood Hotels Resorts
   05-01-12                         7.88       24,140,000(d)      24,381,400
Total                                                             67,019,650

Retail (2.0%)
Advance Stores
  Company Guaranty
   04-15-08                        10.25        4,470,000          4,749,375
Dairy Mart Convenience Stores
  Company Guaranty Series B
   03-15-04                        10.25        6,250,000(b)       1,875,000
  Sr Sub Nts
   03-15-04                        10.25       17,675,000(b)       5,302,500
Flooring America
  Company Guaranty
   10-15-07                         9.25        9,245,000(b)             925
Pathmark Stores
  Company Guaranty
   02-01-12                         8.75       11,250,000         11,700,000
Rite Aid
   01-15-07                         7.13        4,875,000          3,363,750
  Company Guaranty
   06-15-06                        12.50        4,000,000          3,800,000
  Sr Nts
   04-15-05                         7.63        4,400,000          3,520,000
United Auto Group
  Sr Sub Nts
   03-15-12                         9.63       14,890,000(d)      15,671,725
Total                                                             49,983,275

Transportation (0.8%)
ArvinMeritor
   03-01-12                         8.75        1,600,000          1,723,856
Interpool
   08-01-07                         7.20        3,760,000          3,602,505
   08-01-07                         7.35       16,000,000         15,314,288
Total                                                             20,640,649

Utilities -- electric (1.6%)
Mirant Americas Generation LLC
  Sr Nts
   05-01-06                         7.63       32,380,000         28,656,300
Western Resources
   05-01-07                         7.88       11,195,000(d)      11,349,390
Total                                                             40,005,690

Utilities -- telephone (4.1%)
Adelphia Business Solutions
  Sr Nts Series B
   09-01-04                        12.25       22,600,000(b)       1,356,000
Dobson Communications
  Sr Nts
   07-01-10                        10.88          990,000            876,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Issuer                            Coupon         Principal           Value(a)
                                   rate           amount
Utilities -- telephone (cont.)
Dobson/Sygnet Communications
  Sr Nts
   12-15-08                        12.25%     $19,600,000          $17,542,000
Intermedia Communications
  Zero Coupon Sr Disc Nts Series B
   07-15-02                        10.00        1,600,000(g)         1,152,000
Nextel Communications
  Zero Coupon Sr Disc Nts
   10-31-02                         9.75       73,530,000(g)        47,059,200
Western Wireless
  Sr Sub Nts
   02-01-07                        10.50       17,300,000           13,407,500
WorldCom
   05-15-03                         7.88       16,700,000           14,111,500
  Sr Nts
   08-15-05                         6.40        9,000,000            5,130,000
Total                                                              100,634,350

Total bonds
(Cost: $2,338,929,546)                                          $2,140,411,067

Common stocks (--%)(b)
Issuer                                            Shares              Value(a)
Arena Brands                                      111,111(k)        $1,111,110
PhoneTel Technologies                           1,648,800(m)            65,952
Prime Succession Holdings                       1,197,838                    1

Total common stocks
(Cost: $37,446,226)                                                 $1,177,063

Preferred stocks & other (7.4%)
Issuer                                             Shares             Value(a)
Adelphia Communications
  13.00% Cm Series B                              148,150           $2,518,550
Bestel
  Warrants                                          4,000(b)           180,000
Century Maintenance Supply
  13.25% Pay-in-kind Series C                     213,619(f)        19,225,710
Communications & Power Inds                       169,377(b,i)              --
  Series B                                              6(b,i)              --
CSC Holdings
  11.13% Cm Series M                              435,940           39,234,600
  11.75% Cm Series H                              275,126           25,311,592
Dobson Communications
  13.00% Pay-in-kind                               13,135(f)         9,851,250
Horizon PCS
  Warrants                                         26,625(b)           718,875
Intermedia Communications
  13.50% Series B                                  19,465            7,591,279
IPCS
  Warrants                                         14,810(b)           148,100
Nextel Communications
  11.13% Pay-in-kind Series E                      14,414(f)         5,261,110
  13.00% Cm Pay-in-kind
   Series D                                        28,968(f)        13,470,120
NTL
  13.00% Pay-in-kind Series B                      35,588(f)           711,760
Pegasus Satellite
  12.75% Cm Series B                               18,014            2,161,680
Rural Cellular
  12.25% Pay-in-kind                               26,241(f)         7,872,300
SGW Holding
  Cm Pay-in-kind
   Series B                                       196,660(b,i,k)            --
  Cv Series A                                      87,091(b,i,k)            --
  Warrants                                          2,750(b,i,k)            --
UbiquiTel
  Warrants                                         21,940(b)           548,500
Varde Fund V LP                                25,000,000(e,k)      29,836,589
Wayland Investment
  Fund LLC                                     26,000,000(e,k)      17,752,586
XM Satellite Radio
  Warrants                                         10,750(b)            83,313

Total preferred stocks & other
(Cost: $335,244,109)                                              $182,477,914

Short-term securities (3.4%)
Issuer                          Annualized        Amount             Value(a)
                               yield on date    payable at
                                of purchase      maturity

U.S. government agencies (2.0%)
Federal Home Loan Bank Disc Nts
   06-07-02                         1.74%     $15,000,000          $14,994,925
   06-19-02                         1.68        3,400,000            3,397,150
   07-24-02                         1.71       20,200,000           20,152,149
Federal Home Loan Mtge Corp Disc Nts
   06-04-02                         1.73        3,000,000            2,999,423
   06-13-02                         1.77        2,500,000            2,498,524
   08-09-02                         1.87        6,000,000            5,981,016
Total                                                               50,023,187

Commercial paper (1.4%)
Corporate Receivables
   06-18-02                         1.93        2,500,000(j)         2,497,613
Falcon Asset
   06-17-02                         1.91        6,900,000(j)         6,893,810

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37  AXP EXTRA INCOME FUND -- ANNUAL REPORT

Issuer                          Annualized            Amount           Value(a)
                               yield on date        payable at
                                of purchase          maturity
Commercial paper (cont.)
Southern Co Funding
   06-14-02                         1.80%         $10,000,000(j)      $9,992,999
   07-05-02                         1.78            8,400,000(j)       8,384,987
Variable Funding Capital
   06-03-02                         1.83            6,500,000(j)       6,499,009
Total                                                                 34,268,418

Total short-term securities
(Cost: $84,289,229)                                                  $84,291,605

Total investments in securities
(Cost: $2,795,909,110)(n)                                         $2,408,357,649

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2002, the value of foreign securities represented 5.2% of net assets.
(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
     registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents capital contributions.
(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h) At May 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued or forward-commitment basis was $29,078,469.
(i)  Negligible market value.
(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

--------------------------------------------------------------------------------
38  AXP EXTRA INCOME FUND -- ANNUAL REPORT

(k)  Identifies issues considered to be illiquid as to their  marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at May 31, 2002, is as follows:

     Security                                                            Acquisition              Cost
                                                                            dates
     aai Pharma*
          11.00% Sr Sub Nts 2010                                   03-27-02 thru 05-29-02    $  1,738,555
     Arena Brands
          Common                                                          09-03-92              5,888,888
     Beazer Homes USA*
          8.38% Sr Nts 2012                                               04-11-02              9,455,000
     Dura Operating*
          8.63% Sr Nts 2012                                        04-04-02 thru 04-08-02      12,456,250
     El Paso Energy Partners*
          8.50% Company Guaranty 2011                                     05-14-02             15,300,000
     Hammons (JQ) Hotels*
          8.88% 1st Mtge 2012                                      05-14-02 thru 05-29-02      10,000,000
     Huntsman Intl LLC*
          9.88% Sr Nts 2009                                        03-18-02 thru 04-02-02      10,663,750
     Pacificare Healthcare Services*
          10.75% Sr Nts 2009                                       05-16-02 thru 05-21-02       6,634,216
     Pliant*
          13.00% Sr Sub Nts 2010                                          04-05-02              6,557,126
     Prime Hospitality*
          8.38% Sr Sub Nts 2012                                    04-16-02 thru 05-13-02      10,000,000
     Qwest*
          8.88% 2012                                                      05-30-02              4,894,000
     Rural Cellular
          6.00% Series A 2008                                      12-11-01 thru 01-17-02       9,461,605
     Seagate Technology*
          8.00% Sr Nts 2009                                               05-02-02             12,680,000
     SGW Holdings
          12.50% Pay-in-kind Series B                              08-12-97 thru 02-11-02         268,720
          Cv Series A                                                     08-12-97                899,998
          Warrants                                                        08-12-97                867,900
     Silgan Holdings*
          9.00% Sr Sub Deb 2009                                           04-23-02              5,572,300
     Sybron Dental Specialties*
          8.13% Sr Sub Nts 2012                                           05-22-02              8,093,000
     Tembec Inds*
          7.75% (U.S. Dollar) Sr Nts 2012                                 05-17-02              2,150,500
     Trimas*
          9.88% Sr Sub Nts 2012                                           05-23-02              4,176,909
     US Unwired
          11.37% Zero Coupon Company Guaranty Series B 2004        11-30-01 thru 05-20-02       6,689,375
     Varde Fund V LP                                               04-27-00 thru 06-19-00      25,000,000
     Venetian Casinos*
          11.00% 2nd Mtge 2010                                            05-22-02              9,500,000
     Veninfotel
          (U.S. Dollar) 13.00% Cv Pay-in-kind 2005                        05-01-02             13,487,058
     Wayland Investment Fund LLC                                          05-17-00             28,911,480
     XTO Energy
          7.50% Sr Nts 2012                                               04-17-02             19,105,000

*    Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
     registration under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
39  AXP EXTRA INCOME FUND -- ANNUAL REPORT

(l)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(m) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended May 31, 2002 are as follows:

     Issuer                   Beginning    Purchase      Sales       Ending      Dividend   Value(a)
                                cost         cost        cost         cost        income
     PhoneTel
        Technologies        $23,769,375       $--    $ 1,805,263    $21,964,112     $--     $65,952
     Wilshire Financial
       Services*             25,203,750        --     25,203,750             --      --          --
                             ----------      ----     ----------    -----------    ----     -------
     Total                  $48,973,125       $--    $27,009,013    $21,964,112     $--     $65,952
                             ----------      ----     ----------    -----------    ----     -------

     *    Issuer was not an affiliate for the entire year ended May 31, 2002.

(n)  At May 31, 2002, the cost of securities for federal income tax purposes was
     $2,789,163,901   and  the  aggregate  gross  unrealized   appreciation  and
     depreciation based on that cost was:

     Unrealized appreciation                                      $  75,839,762
     Unrealized depreciation                                       (456,646,014)
                                                                   ------------
     Net unrealized depreciation                                  $(380,806,252)
                                                                  -------------
--------------------------------------------------------------------------------
40  AXP EXTRA INCOME FUND -- ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23.   Exhibits

(a)(1) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Post-Effective Amendment No. 17 to Registration Statement No. 2-86637, are incorporated by reference.

(a)(2)    Articles of Amendment to the Articles of Incorporation, dated
          June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-86637 filed on or about July 25, 2001 is incorporated by reference.

(b) By-laws of AXP Extra Income, Inc. as amended January 11, 2001 filed electronically as Exhibit (b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-86637 filed on or about July 25, 2001 is incorporated by reference.

(c) Stock certificate for common stock, filed as Exhibit No. 4 to Registrant's Post-Effective Amendment No. 4, is incorporated by reference.

(d) Investment Management and Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 23 to Registration Statement No. 2-86637, is incorporated by reference. The Agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement
          No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, refiled electronically as Exhibit 8
          (a) to Registrant's Post-Effective Amendment No. 27 to Registration Statement No. 2-86637, is incorporated by reference

(g)(2) Addendum to the Custodian Agreement, dated July 23, 1986 between Registrant and First Bank National Association executed on June 10, 1996, filed electronically as Exhibit 8(b) to Post-Effective Amendment No. 27 to Registration Statement No. 2-86637, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, is incorporated by reference to Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 filed on or about July 30, 1998.

(h)(2) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
          Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(3) License Agreement dated Jan. 25, 1988, between Registrant and IDS Financial Corporation, filed as Exhibit 9(c) to Post-Effective Amendment No. 15 to Registration Statement No. 2-86637, is incorporated by reference.

(h)(4) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept.23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5)    Class Y  Shareholder  Service  Agreement  between IDS Precious
          Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement dated May 10, 2001 between Registrant and American Express Client Service Corporation filed electronically as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-86637 filed on or about July 25, 2001 is incorporated by reference.

(h)(7) Agreement and Plan of Reorganization, dated March 10, 2000, between High Yield Portfolio on behalf of Strategist High Yield Fund and AXP Extra Income Fund, Inc. is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 33 filed on or about July 28, 2000.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Omitted Financial Statements: Not applicable.

(l)       Initial Capital Agreements: Not applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution for Class C shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-51586 filed on or about June 14, 2000. Registrant's Plan and Agreement of Distribution for Class C shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(o)       Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 9, 2002, is filed electronically herewith.

(q)(3) Trustees' Power of Attorney dated Jan. 9, 2002, is filed electronically herewith.

(q)(4) Officers' Power of Attorney dated Jan. 9, 2002, is filed electronically herewith.

Item 24.   Persons Controlled by or Under Common Control with Registrant:

           None.

Item 25.   Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Northwinds Marketing                                      Director
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Joseph M. Barsky III            American Express Financial                                Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                                             Fund Equities
Equities

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial   70100 AXP Financial Center   Director, Senior Vice President
                                Advisors Inc.                Minneapolis, MN  55474       and Chief Financial Officer

Douglas W. Brewers              American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55474       Support

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Brenda H. Fraser                American Express Financial                                Executive Vice President -
Executive Vice                  Advisors Inc.                                             AEFA Products and Corporate Marketing
President - AEFA
Products and                    IDS Life Insurance Company                                Vice President - Variable Assets
Corporate Marketing

Gordon M. Fines                 American Express Asset                                    Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.                                     Chief Investment Officer
Equity Investments

                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                American Express Asset                                    Assistant Treasurer
                                Management Group Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International Inc.

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Director and President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Trust                                    Director, President and Chief
Vice President - Product        Company                                                   Executive Officer
Development and Technology,
American Express Retirement     Northwinds Marketing                                      Director
Services                        Group LLC

Claire Huang                    American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Gregory R.  Johnson             American Express Asset                                    Assistant Treasurer
Vice President - Advisory       Management Group Inc.
Planning and Analysis
                                American Express Asset                                    Assistant Treasurer
                                Management International Inc.

                                American Express Financial                                Director, Vice President and
                                Advisors Japan Inc.                                       Chief Financial Officer

                                American Express Financial                                Vice President - Advisory
                                Advisors Inc.                                             Planning and Analysis

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.



                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Steve Lobo                      American Express Financial                                Vice President - Investment
Vice President - Investment     Advisors Inc.                                             Risk Management
Risk Management

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail
U.S. Retail
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Tom Mahowald                    American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Mark T. McGannon                American Express Financial                                Vice President and General
Vice President and              Advisors Inc.                                             Sales Manager - AEFA Products
General Sales
Manager - AEFA Products

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds
                                American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Executive Vice President -      Service Corporation                                       and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Carla P. Pavone                 American Express Financial                                Vice President -
Vice President - Product        Advisors Inc.                                             Business Development
Business Development

Kris Petersen                   American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director, Vice President, General Counsel
                                Insurance Company                                         and Secretary

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services



Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Erven A. Samsel                 American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Express Insurance                                Vice President - New England Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Judy P. Skoglund                American Express Financial                                Vice President - Quality
Vice President - Quality and    Advisors Inc.                                             and Service Support
Service Support

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Reality Corporation                                   Director

John R. Thomas                  American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Information and Technology
Information and Technology

William F. Truscott             Advisory Capital Income LLC                               Director
Senior Vice President -
Chief Investment Officer        Advisory Capital                                          Director
                                Partners LLC

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.                                     and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President - Brokerage      Advisors Inc.
Marketing

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.



Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust; AXP Discovery
          Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
          AXP Federal Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
          Series,  Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International
          Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP
          Market Advantage Series,  Inc.; AXP Money Market Series, Inc.; AXP New
          Dimensions  Fund,  Inc.;  AXP  Partners  Series,  Inc.;  AXP  Partners
          International  Series,   Inc.; AXP  Precious  Metals  Fund,  Inc.; AXP
          Progressive   Fund,  Inc.;  AXP  Selective  Fund,  Inc.;  AXP  Special
          Tax-Exempt  Series Trust;  AXP Stock Fund,  Inc.; AXP Strategy Series,
          Inc.; AXP Tax-Exempt Series,  Inc.; AXP Tax-Free Money Fund, Inc.; AXP
          Utilities  Income Fund, Inc.,  Growth Trust;  Growth and Income Trust;
          Income Trust;  Tax-Free Income Trust;  World Trust;  American  Express
          Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President -                       None
                                                        Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Joseph M. Barsky III                           Vice President - Mutual                None
                                                        Fund Equities

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Walter S. Berman                               Director, Senior Vice President -      None
                                                        and Chief Financial Officer

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                             Vice President - Sales                 None
                                                        Support

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -                       None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Gordon M. Fines                                Vice President - Mutual                None
                                                        Fund Equity Investments

         Brenda H. Fraser                               Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Steve Guida                                    Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Claire Huang                                   Senior Vice President - Retail         None
                                                        Marketing

         Debra A. Hutchinson                            Vice President -                       None
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
                                                        Steel Cities

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg R. Johnson                                Vice President - Advisory Planning     None
                                                        Anaylsis

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service               None
                                                        Quality

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New                   None
                                                        Business Development and
                                                        Marketing

         Steve Lobo                                     Vice President - Investment            None
                                                        Risk Management

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail

         Tom Mahowald                                   Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business              None
                                                        Transformation

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - AEFA Products

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
                                                        Products

         Timothy S. Meehan                              Secretary                              None

         Paula R. Meyer                                 Senior Vice President and              None
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Carla P. Pavone                                Vice President -                       None
                                                        Business Development

         Kris Petersen                                  Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
                                                        Western Frontier

         Erven A. Samsel                                Senior Vice President -                None
         45 Braintree Hill Park                         Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Judy P. Skoglund                               Vice President - Quality               None
                                                        and Service Support

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Offer
                                                        Development

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Jeffrey J. Stremcha                            Vice President -                       None
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                                 Senior Vice President -                Board Member
                                                        Information and                        and President
                                                        Technology

         William F. Truscott                            Senior Vice President -                Board Member and
                                                        Chief Investment Officer               Vice President

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -                       None
                                                        Brokerage Marketing

         David L. Yowan                                 Vice President and                     None
         40 Wall Street                                 Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Extra Income Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485 (b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of July, 2002.


AXP EXTRA INCOME FUND, INC.


By /s/   John R. Thomas**
   ----------------------
         John R. Thomas, President


By /s/   Paul D. Pearson
   ---------------------
         Paul D. Pearson, Assistant Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of July, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chair of the Board
--------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
---------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
-----------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
---------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
---------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
---------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce*                              Director
-----------------------
     William R. Pearce

                                                     Director
-----------------------
     Alan G. Quasha

Signature                                            Capacity

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
--------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
----------------------
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(1) by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(2) by:




/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, INCOME TRUST consents to the filing of this Amendment to the Registration Statement of AXP Extra Income Fund, Inc. signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 26th day of July, 2002.


INCOME TRUST

By /s/   John R. Thomas****
   ------------------------
         John R. Thomas, President

By /s/   Paul D. Pearson
   ---------------------
         Paul D. Pearson, Assistant Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of July, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.***                     Trustee
---------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chair of the Board
-----------------------
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
-----------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone***                            Trustee
-------------------------
     Livio D. DeSimone

/s/  Ira D. Hall***                                  Trustee
-----------------
     Ira D. Hall

/s/  David R. Hubers***                              Trustee
-----------------------
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
-----------------------
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
---------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.***                        Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce***                            Trustee
-------------------------
     William R. Pearce

                                                     Trustee
--------------------------
     Alan G. Quasha

Signature                                            Capacity

/s/  Alan K. Simpson***                              Trustee
-----------------------
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
----------------------
     John R. Thomas

/s/  William F. Truscott***                          Trustee
----------------------------
     William F. Truscott

/s/  C. Angus Wurtele***                             Trustee
------------------------
     C. Angus Wurtele


***Signed pursuant to Trustees' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(3) by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(4) by:



/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 35 TO REGISTRATION STATEMENT No. 2-86637

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         The Statement of Additional Information.

         Financial Statements.


Part C.

         Other information.


The signatures.